UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06669
Name of Fund:
BlackRock Capital Appreciation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
05/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Capital Appreciation Fund, Inc.

Institutional Shares | MAFGX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.67%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 29.17%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	29.17%	12.46%	17.36%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Annual Shareholder Report — May 31, 2026
MAFGX-05/26-AR

BlackRock Capital Appreciation Fund, Inc.

Investor A Shares | MDFGX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	0.92%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 28.85%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	28.85%	12.18%	17.05%
Investor A Shares (with sales charge)	22.09	10.97	16.42
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Annual Shareholder Report — May 31, 2026
MDFGX-05/26-AR

BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$190	1.67%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 27.88%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	27.88%	11.30%	16.30%
Investor C Shares (with sales charge)	27.05	11.30	16.30
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2026
MCFGX-05/26-AR

BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$71	0.62%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 29.22%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	29.22%	12.54%	17.46%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%
Performance shown prior to the Class K Shares inception date of August 15, 2016 is that of BlackRock Shares. The performance of the Class K Shares would be substantially similar to BlackRock Shares because Class K Shares and BlackRock Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and BlackRock Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the BlackRock Shares because Class K Shares have lower expenses than the BlackRock Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2026
BFGBX-05/26-AR

BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$134	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 28.53%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 29.78% and the Russell 1000 Growth Index returned 28.66%.
What contributed to absolute performance?
Positive contributions to the Fund’s performance over the period were led by stock selection in the information technology and consumer discretionary sectors, along with positioning in communication services. Within information technology, exposure to the semiconductors & semiconductor equipment industry contributed significantly to performance, most notably positions in Nvidia Corp. and Broadcom Inc., along with an off-benchmark position in Intel Corp. In consumer discretionary, Amazon.com Inc. within the broadline retail industry was a notable contributor as the company benefited from continued strength in its e-commerce and cloud computing businesses. Lastly, within communication services, exposure to Google parent Alphabet in the interactive media & services industry added to return, supported by resilient advertising demand, continued growth in cloud services and increasing investor enthusiasm around the company’s AI initiatives.
What detracted from absolute performance?
The largest detractors from performance over the period included stock selection in the financials sector, along with positioning in materials and real estate. Within financials, positions in Capital One Financial Corp. within the consumer finance industry and Visa Inc. within the financial services industry detracted as investor concerns regarding consumer credit trends, regulatory developments and slowing growth expectations weighed on both stocks. Within materials, positions in Newmont Corp. and Wheaton Precious Metals Corp., both in the metals & mining industry, weighed on performance as fluctuations in commodity prices and an investor rotation toward higher-growth sectors pressured both stocks. Lastly, within real estate, holdings of CoStar Group Inc. within the real estate management & development industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	28.53%	11.81%	16.70%
S&P 500 Index	29.78	14.15	15.65
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$4,038,120,820
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$22,383,442
Portfolio Turnover Rate	99%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	56.3%
Industrials	13.4%
Communication Services	10.4%
Consumer Discretionary	8.9%
Real Estate	3.9%
Health Care	2.8%
Materials	2.0%
Consumer Staples	0.8%
Energy	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.6%
Amazon.com, Inc.	8.0%
Apple Inc.	5.7%
Microsoft Corp.	5.7%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class A	5.1%
Datadog, Inc., Class A	4.1%
Meta Platforms, Inc., Class A	3.8%
Eli Lilly & Co.	2.8%
Quanta Services, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2026
MRFGX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$31,518	$31,365	$0	$0	$15,300	$15,300	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$15,508	$15,688

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM
●BlackRock Energy Opportunities Fund
●BlackRock Health Sciences Opportunities Portfolio
●BlackRock High Equity Income Fund
●BlackRock Mid-Cap Growth Equity Portfolio
●BlackRock Technology Opportunities Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Schedule of Investments
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Howmet Aerospace, Inc.	317,947	$ 82,109,813
L3Harris Technologies, Inc.	170,396	53,705,411
TransDigm Group, Inc.	33,015	41,543,435
		177,358,659
Automobiles — 0.9%
Tesla, Inc.(a)	83,546	36,408,511
Broadline Retail — 8.0%
Amazon.com, Inc.(a)	1,192,344	322,695,980
Construction & Engineering — 2.8%
Quanta Services, Inc.	156,625	111,474,711
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	286,121	33,118,506
Electrical Equipment — 3.7%
Eaton Corp. PLC	214,606	85,971,163
Vertiv Holdings Co., Class A	204,384	64,526,073
		150,497,236
Electronic Equipment, Instruments & Components — 2.0%
Flex Ltd.(a)	532,846	80,342,520
Health Care REITs — 1.6%
Welltower, Inc.	316,953	65,079,960
Interactive Media & Services — 8.9%
Alphabet, Inc., Class A	541,931	206,118,036
Meta Platforms, Inc., Class A	245,021	154,978,233
		361,096,269
IT Services — 2.6%
Snowflake, Inc., Class A(a)	403,687	103,162,213
Machinery — 2.5%
Caterpillar, Inc.	116,384	101,937,254
Metals & Mining — 2.0%
Wheaton Precious Metals Corp.	623,973	82,738,820
Oil, Gas & Consumable Fuels — 0.7%
EQT Corp.	504,466	27,710,318
Pharmaceuticals — 2.8%
Eli Lilly & Co.	101,766	112,451,430
Semiconductors & Semiconductor Equipment — 25.2%
Applied Materials, Inc.	161,115	72,511,417
Broadcom, Inc.	484,171	216,313,078
Intel Corp.(a)	824,227	94,522,352
Lam Research Corp.	264,494	84,156,701
NVIDIA Corp.	2,595,675	548,050,819
		1,015,554,367
Software — 18.1%
AppLovin Corp., Class A(a)	119,282	73,130,601
Circle Internet Group, Inc., Class A(a)	486,030	54,921,390
Datadog, Inc., Class A(a)	672,774	166,410,649
Security	Shares	Value
Software (continued)
Microsoft Corp.	511,968	$ 230,508,472
Oracle Corp.	448,079	101,167,277
Palo Alto Networks, Inc.(a)	373,756	105,283,328
		731,421,717
Specialized REITs — 2.3%
Equinix, Inc.	85,748	91,582,294
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	739,954	230,910,045
Total Common Stocks — 95.0% (Cost: $1,876,732,116)		3,835,540,810
Preferred Securities
Preferred Stocks — 4.2%
Interactive Media & Services — 1.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	59,257,744
Software — 2.8%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $19,593,990)(a)(b)(c)	33,266	19,593,990
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(b)(c)	375,170	71,319,817
Series J, (Acquired 01/21/25, cost $10,208,948)(a)(b)(c)	110,367	20,980,767
		111,894,574
Total Preferred Securities — 4.2% (Cost: $83,932,679)		171,152,318
Total Long-Term Investments — 99.2% (Cost: $1,960,664,795)		4,006,693,128
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(d)(e)	34,372,468	34,372,468
Total Short-Term Securities — 0.9% (Cost: $34,372,468)		34,372,468
Total Investments — 100.1% (Cost: $1,995,037,263)		4,041,065,596
Liabilities in Excess of Other Assets — (0.1)%		(2,944,776)
Net Assets — 100.0%		$ 4,038,120,820

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $171,152,318, representing 4.2% of its net assets as of period end, and an original cost of $83,932,679.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 19,432,275	$ —	$ (19,445,939)(b)	$ 13,664	$ —	$ —	—	$ 18,102 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	28,924,730 (b)	—	—	—	34,372,468	34,372,468	454,489	—
				$ 13,664	$ —	$ 34,372,468		$ 472,591	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,835,540,810	$ —	$ —	$ 3,835,540,810
Preferred Securities	—	—	171,152,318	171,152,318
Short-Term Securities
Money Market Funds	34,372,468	—	—	34,372,468
	$ 3,869,913,278	$ —	$ 171,152,318	$ 4,041,065,596
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	61,793,194
Purchases	19,593,990
Sales	—
Closing Balance, as of May 31, 2026	$171,152,318
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026(b)	$61,793,194

(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks(b)	171,152,318	Market	Revenue Multiple	1.80x -45.17x	18.60x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $78,851,734 as of May 31, 2026.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 1.6%
Air Liquide SA	13,775	$ 2,845,691
Linde PLC	5,445	2,709,922
		5,555,613
Energy Equipment & Services — 6.2%
Liberty Energy, Inc., Class A	69,836	2,043,401
Poseidon Concepts Corp.(a)(b)	35,081	—
SBM Offshore NV	106,422	4,056,202
Subsea 7 SA	136,028	4,469,129
TechnipFMC PLC	117,416	8,033,603
Tecnicas Reunidas SA(b)	79,688	2,924,841
		21,527,176
Oil, Gas & Consumable Fuels — 90.6%
California Resources Corp.	29,066	1,723,323
Cameco Corp. (CAD)	52,727	5,924,593
Canadian Natural Resources Ltd.	301,096	13,693,627
Cheniere Energy, Inc.	51,136	11,498,441
Chevron Corp.	214,612	39,158,106
ConocoPhillips	133,724	15,241,862
EQT Corp.	73,512	4,038,014
Exxon Mobil Corp.	451,421	65,573,414
Gazprom PJSC(a)(b)	639,500	90
Gaztransport Et Technigaz SA	21,251	4,905,380
Kinder Morgan, Inc.	291,326	9,054,412
Kosmos Energy Ltd.(b)	535,733	1,500,052
Marathon Petroleum Corp.	31,732	7,893,970
Permian Resources Corp., Class A	323,239	6,215,886
Repsol SA	228,352	5,896,118
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	812,458	$ 34,330,734
Suncor Energy, Inc.	197,165	12,323,438
Targa Resources Corp.	54,291	13,848,005
TC Energy Corp.	166,943	11,123,479
TotalEnergies SE	278,521	24,438,223
Valero Energy Corp.	57,905	14,176,302
Williams Cos., Inc. (The)	206,911	14,771,376
		317,328,845
Total Long-Term Investments — 98.4% (Cost: $195,072,878)		344,411,634
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	4,567,253	4,567,253
Total Short-Term Securities — 1.3% (Cost: $4,567,253)		4,567,253
Total Investments — 99.7% (Cost: $199,640,131)		348,978,887
Other Assets Less Liabilities — 0.3%		1,093,388
Net Assets — 100.0%		$ 350,072,275

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 130 (b)	$ —	$ (130)	$ —	$ —	—	$ 769 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	2,618,470 (b)	—	—	—	4,567,253	4,567,253	136,923	—
				$ (130)	$ —	$ 4,567,253		$ 137,692	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 2,709,922	$ 2,845,691	$ —	$ 5,555,613
Energy Equipment & Services	10,077,004	11,450,172	—	21,527,176
Oil, Gas & Consumable Fuels	252,663,680	64,665,075	90	317,328,845
Short-Term Securities
Money Market Funds	4,567,253	—	—	4,567,253
	$ 270,017,859	$ 78,960,938	$ 90	$ 348,978,887
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 32.3%
4D Molecular Therapeutics, Inc.(a)(b)	126,274	$ 1,251,375
AbbVie, Inc.	1,068,019	232,529,097
Agios Pharmaceuticals, Inc.(a)	271,615	7,985,481
Aktis Oncology, Inc.(a)(b)	266,503	5,527,272
Allogene Therapeutics, Inc.(a)	1,208,862	2,623,231
Alnylam Pharmaceuticals, Inc.(a)	94,913	28,661,828
Amgen, Inc.	590,203	198,774,468
Angitia Biopharmaceuticals Ltd. (Acquired 01/27/26, cost $6,508,673)(a)(c)(d)	658,956	6,517,075
Annexon, Inc.(a)	188,611	1,022,272
Apogee Therapeutics, Inc.(a)	263,702	21,660,482
Arcus Biosciences, Inc.(a)	572,430	14,505,376
Argenx SE, ADR(a)	88,995	74,398,930
Avalo Therapeutics, Inc.(a)	299,585	4,778,381
Beam Therapeutics, Inc.(a)	168,010	5,532,569
Bicara Therapeutics, Inc.(a)	160,104	3,482,262
Biogen, Inc.(a)	364,188	71,380,848
Biohaven Ltd.(a)	348,832	3,840,640
BioMarin Pharmaceutical, Inc.(a)	322,635	18,483,759
BioNTech SE, ADR(a)	41,921	4,022,320
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(d)	209,287	1,877,304
BridgeBio Oncology Therapeutics, Inc.(a)(b)	673,766	6,043,681
BridgeBio Pharma, Inc.(a)	86,968	5,762,500
Bright Minds Biosciences, Inc.(a)	95,655	8,424,336
Cogent Biosciences, Inc.(a)	1,406,858	49,183,756
Corvus Pharmaceuticals, Inc.(a)	110,424	1,370,362
Cytokinetics, Inc.(a)(b)	618,580	47,482,201
Denali Therapeutics, Inc.(a)	251,859	5,299,113
Dianthus Therapeutics, Inc.(a)	186,482	17,344,691
Dyne Therapeutics, Inc.(a)	278,934	5,391,794
Eikon Therapeutics, Inc.(a)(b)	722,389	7,830,697
Enanta Pharmaceuticals, Inc.(a)	492,001	6,474,733
Erasca, Inc.(a)	709,864	9,114,654
Exelixis, Inc.(a)	231,652	11,693,793
Gilead Sciences, Inc.	1,841,333	247,530,395
Gossamer Bio, Inc.(a)(b)	365,199	84,324
Immunocore Holdings PLC, ADR(a)(b)	188,691	5,451,283
Immunome, Inc.(a)	288,792	6,304,329
Incyte Corp.(a)	396,174	38,325,873
Insmed, Inc.(a)	392,149	41,924,650
Intellia Therapeutics, Inc.(a)(b)	664,846	9,354,383
Ionis Pharmaceuticals, Inc.(a)	170,008	13,005,612
Kailera Therapeutics, Inc.(a)	464,174	10,648,152
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(d)	428,000	9,818,320
KalVista Pharmaceuticals, Inc.(a)	212,587	5,712,213
Kartos Therapeutics, Inc. (Acquired 02/12/26, cost $614,446)(a)(c)(d)	614,446	636,075
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	6,983,625
Kodiak Sciences, Inc.(a)(b)	128,647	4,722,631
Kymera Therapeutics, Inc.(a)	54,173	4,410,766
Madrigal Pharmaceuticals, Inc.(a)	27,588	13,718,685
MapLight Therapeutics, Inc.(a)(b)	50,257	1,473,033
Moderna, Inc.(a)	560,799	26,464,105
Monte Rosa Therapeutics, Inc.(a)(b)	318,162	6,270,973
MoonLake Immunotherapeutics(a)	161,391	3,095,479
Natera, Inc.(a)	46,190	10,317,460
Neurocrine Biosciences, Inc.(a)	113,005	17,888,691
Nuvalent, Inc., Class A(a)	315,841	34,865,688
Security	Shares	Value
Biotechnology (continued)
Oruka Therapeutics, Inc.(a)	264,813	$ 15,499,505
Palvella Therapeutics, Inc.(a)	50,716	6,007,817
Protagonist Therapeutics, Inc.(a)	370,408	36,877,820
PTC Therapeutics, Inc.(a)	48,954	3,615,253
Regeneron Pharmaceuticals, Inc.	87,659	53,891,000
REGENXBIO, Inc.(a)	214,663	1,504,788
Relay Therapeutics, Inc.(a)	342,957	4,818,546
Revolution Medicines, Inc.(a)	361,340	56,903,823
Rhythm Pharmaceuticals, Inc.(a)	471,276	41,623,096
Roivant Sciences Ltd.(a)	605,623	18,162,634
Sagimet Biosciences, Inc., Series A(a)	585,181	4,265,969
Scholar Rock Holding Corp.(a)	226,209	11,152,104
Stoke Therapeutics, Inc.(a)(b)	473,152	14,625,128
Summit Therapeutics, Inc.(a)(b)	276,987	4,858,352
Syndax Pharmaceuticals, Inc.(a)	58,560	1,147,190
Ultragenyx Pharmaceutical, Inc.(a)	130,855	3,132,669
United Therapeutics Corp.(a)	55,689	31,008,749
Upstream Bio, Inc.(a)(b)	341,675	2,856,403
Vaxcyte, Inc.(a)	147,352	7,573,893
Vertex Pharmaceuticals, Inc.(a)	361,907	161,967,859
Viridian Therapeutics, Inc.(a)	516,095	9,093,594
Vor BioPharma, Inc.(a)(b)	115,078	1,722,718
Zealand Pharma A/S(a)	74,091	3,753,815
		1,905,340,751
Health Care Equipment & Supplies — 12.2%
Abbott Laboratories	1,361,894	116,578,126
Alcon AG(b)	65,553	4,345,508
Boston Scientific Corp.(a)	1,945,032	93,964,496
Dexcom, Inc.(a)	663,769	48,946,326
Edwards Lifesciences Corp.(a)	1,710,975	147,948,008
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	7,061
Glaukos Corp.(a)	87,150	9,006,953
IDEXX Laboratories, Inc.(a)	65,102	36,686,930
Intuitive Surgical, Inc.(a)	271,432	115,260,885
Medline, Inc., Class A(a)	605,149	22,124,247
Novocure Ltd.(a)	574,295	9,785,987
Nyxoah SA(a)(b)	337,359	1,005,330
Orchestra BioMed Holdings, Inc.(a)	206,130	805,968
Penumbra, Inc.(a)	133,216	42,402,653
Stryker Corp.	221,948	67,714,115
		716,582,593
Health Care Providers & Services — 11.4%
Cencora, Inc.	46,310	12,474,062
CVS Health Corp.	459,705	41,823,961
Elevance Health, Inc.	302,439	118,915,990
HCA Healthcare, Inc.	111,627	42,255,284
Humana, Inc.	178,205	54,427,371
McKesson Corp.	27,586	20,480,950
Quest Diagnostics, Inc.	85,193	16,604,116
RadNet, Inc.(a)	108,100	6,002,793
UnitedHealth Group, Inc.	947,412	360,310,258
		673,294,785
Life Sciences Tools & Services — 8.4%
Agilent Technologies, Inc.	271,239	36,761,022
Bio-Techne Corp.	193,925	10,022,044
Bruker Corp.	471,949	27,793,076
Charles River Laboratories International, Inc.(a)	56,177	10,151,746
Danaher Corp.	645,138	117,847,358
Illumina, Inc.(a)	145,933	23,781,242
IQVIA Holdings, Inc.(a)	141,190	25,726,230
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	6,058	$ 7,151,953
Thermo Fisher Scientific, Inc.	362,337	178,454,596
Waters Corp.(a)	124,449	47,734,903
West Pharmaceutical Services, Inc.	32,517	10,496,813
		495,920,983
Pharmaceuticals — 34.7%
Alumis, Inc.(a)	293,662	6,343,099
AstraZeneca PLC	384,355	71,361,126
Axsome Therapeutics, Inc.(a)	38,178	8,951,977
Bristol-Myers Squibb Co.	917,026	52,435,547
Daiichi Sankyo Co. Ltd.	673,800	11,340,422
Definium Therapeutics, Inc.(a)	81,265	1,965,800
Elanco Animal Health, Inc.(a)	483,249	11,525,489
Eli Lilly & Co.	656,650	725,598,250
EyePoint, Inc.(a)	186,478	2,532,371
Galderma Group AG	188,090	39,790,711
Johnson & Johnson	2,085,034	469,820,711
LB Pharmaceuticals, Inc.(a)	567,627	15,876,527
Maze Therapeutics, Inc.(a)	184,453	4,880,626
MBX Biosciences, Inc.(a)	333,350	10,490,524
Merck & Co., Inc.	2,456,466	291,631,644
Novartis AG, ADR	251,660	37,791,782
Ocular Therapeutix, Inc.(a)	258,781	2,331,617
Pfizer, Inc.	5,899,018	154,436,291
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,121,339	110,245,693
UCB SA	53,577	15,731,634
Wave Life Sciences Ltd.(a)	345,882	2,275,904
		2,047,357,745
Total Common Stocks — 99.0% (Cost: $3,449,402,941)		5,838,496,857

		Par (000)
Other Interests(a)(c)(d)(e)
Affinivax Inc., (Acquired 08/19/22, cost $0)	USD	123	449,536
Total Other Interests — 0.0% (Cost: $0)			449,536

	Shares
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	10,892,297
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	497,833
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	6,088,399
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $3,676,117)(a)(c)(d)	3,115,353	934,606
Kartos Therapeutics, Inc., Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)	339,469	1,921,395
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	7,467,566
		27,802,096
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series D, (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	659,249
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	$ 3,448,604
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791
		4,111,644
Pharmaceuticals — 0.0%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	3,964,735
Total Preferred Securities — 0.6% (Cost: $58,590,084)		35,878,475
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR(a)	92,964	6,507
Blueprint Medicines Corp., CVR(a)(c)	204,909	202,860
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	180,523
		389,894
Capital Markets — 0.0%
TPG, Inc., CVR(a)	138,368	1,384
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(c)	243,643	367,901
Total Rights — 0.0% (Cost: $ —)		759,179
Warrants(a)(c)
Financial Services — 0.0%
Goldfinch Bio, Inc., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)	403,447	4
Total Warrants — 0.0% (Cost: $161,379)		4
Total Long-Term Investments — 99.6% (Cost: $3,508,154,404)		5,875,584,051
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(f)(g)(h)	41,027,408	41,039,716
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(f)(g)	9,404,024	9,404,024
Total Short-Term Securities — 0.8% (Cost: $50,439,855)		50,443,740
Total Investments — 100.4% (Cost: $3,558,594,259)		5,926,027,791
Liabilities in Excess of Other Assets — (0.4)%		(26,174,493)
Net Assets — 100.0%		$ 5,899,853,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $62,167,471, representing 1.1% of its net assets as of period end, and an original cost of $92,102,004.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,001,569	$ —	$ (11,958,926)(a)	$ (4,261)	$ 1,334	$ 41,039,716	41,027,408	$ 603,636 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(323,155,785)(a)	—	—	9,404,024	9,404,024	1,961,558	—
				$ (4,261)	$ 1,334	$ 50,443,740		$ 2,565,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,875,754,537	$ 15,449,439	$ 14,136,775	$ 1,905,340,751
Health Care Equipment & Supplies	716,575,532	—	7,061	716,582,593
Health Care Providers & Services	673,294,785	—	—	673,294,785
Life Sciences Tools & Services	495,920,983	—	—	495,920,983
Pharmaceuticals	1,909,133,852	138,223,893	—	2,047,357,745
Other Interests	—	—	449,536	449,536
Preferred Securities	—	—	35,878,475	35,878,475
Rights	—	7,891	751,288	759,179
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	50,443,740	—	—	50,443,740
	$ 5,721,123,429	$ 153,681,223	$ 51,223,139	$ 5,926,027,791
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Airbus SE	17,302	$ 3,613,128
Boeing Co. (The)(a)	132,962	30,734,167
L3Harris Technologies, Inc.	22,662	7,142,609
Lockheed Martin Corp.	10,034	5,322,535
		46,812,439
Air Freight & Logistics — 1.7%
FedEx Corp.	85,426	35,174,156
Automobile Components — 0.5%
Aptiv PLC(a)	120,056	8,156,604
Versigent PLC(a)	50,047	2,208,074
		10,364,678
Banks — 7.2%
Bank of America Corp.	140,045	7,226,322
Citigroup, Inc.	448,020	56,405,718
Citizens Financial Group, Inc.	112,506	7,004,624
First Citizens BancShares, Inc., Class A	8,234	16,389,859
JPMorgan Chase & Co.	81,998	24,542,821
Wells Fargo & Co.	501,220	38,864,599
		150,433,943
Beverages — 0.9%
Keurig Dr. Pepper, Inc.	422,931	12,700,618
PepsiCo, Inc.	44,654	6,438,660
		19,139,278
Broadline Retail — 1.9%
Amazon.com, Inc.(a)	150,291	40,674,756
Building Products — 0.7%
Fortune Brands Innovations, Inc.	351,445	13,685,268
Capital Markets — 2.7%
Carlyle Group, Inc. (The)	132,281	6,009,526
Charles Schwab Corp. (The)	314,719	27,490,705
Intercontinental Exchange, Inc.	154,344	22,819,760
		56,319,991
Chemicals — 1.1%
Air Products & Chemicals, Inc.	27,696	7,716,659
PPG Industries, Inc.	135,906	15,354,660
		23,071,319
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	2,519,765	15,140,945
Consumer Finance — 0.2%
Capital One Financial Corp.	25,794	4,847,466
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.	110,951	12,272,290
Containers & Packaging — 0.7%
Crown Holdings, Inc.	163,382	15,534,361
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	184,041	4,577,100
Verizon Communications, Inc.	94,067	4,497,343
		9,074,443
Electric Utilities — 1.7%
American Electric Power Co., Inc.	124,380	15,755,214
Evergy, Inc.	249,193	20,443,794
		36,199,008
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	131,414	16,485,886
Corning, Inc.	37,225	6,743,681
		23,229,567
Security	Shares	Value
Entertainment — 0.8%
Walt Disney Co. (The)	174,283	$ 17,747,238
Ground Transportation — 0.4%
CSX Corp.	83,414	3,775,317
Union Pacific Corp.	13,962	3,666,980
		7,442,297
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	1,159,111	21,768,104
Becton Dickinson & Co.	62,530	9,199,414
Medtronic PLC	232,085	17,130,194
		48,097,712
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	67,550	13,293,840
CVS Health Corp.	408,682	37,181,889
UnitedHealth Group, Inc.	45,317	17,234,508
		67,710,237
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	377,041	7,510,657
Hotels, Restaurants & Leisure — 0.5%
Restaurant Brands International, Inc.	150,376	11,233,087
Household Products — 0.3%
Procter & Gamble Co. (The)	40,918	5,874,188
Industrial REITs — 0.7%
Rexford Industrial Realty, Inc.	240,896	8,544,581
STAG Industrial, Inc.	167,933	6,359,623
		14,904,204
Insurance — 0.9%
Arthur J. Gallagher & Co.	25,442	5,116,640
Chubb Ltd.	16,449	5,127,647
Fidelity National Financial, Inc., Class A	195,337	9,249,207
		19,493,494
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	25,507	9,701,332
Alphabet, Inc., Class C, NVS	84,578	31,837,697
Meta Platforms, Inc., Class A	40,280	25,477,503
		67,016,532
Leisure Products — 0.4%
Hasbro, Inc.	98,305	8,470,942
Machinery — 1.6%
Caterpillar, Inc.	12,871	11,273,323
Fortive Corp.	98,898	5,767,731
Middleby Corp. (The)(a)	36,677	5,685,302
PACCAR, Inc.	91,307	10,077,554
		32,803,910
Metals & Mining — 0.6%
Barrick Mining Corp.	120,326	5,119,872
Freeport-McMoRan, Inc.	118,958	7,816,730
		12,936,602
Multi-Utilities — 0.9%
DTE Energy Co.	126,738	18,107,058
Oil, Gas & Consumable Fuels — 3.5%
BP PLC	3,317,668	23,434,252
Chevron Corp.	101,641	18,545,417
EQT Corp.	188,722	10,366,499
Marathon Petroleum Corp.	23,476	5,840,125
Tourmaline Oil Corp.(b)	323,474	14,786,444
		72,972,737
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 1.9%
Johnson & Johnson	65,669	$ 14,797,196
Merck & Co., Inc.	211,887	25,155,224
		39,952,420
Residential REITs — 0.4%
AvalonBay Communities, Inc.	42,519	7,760,143
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	46,147	20,768,919
Intel Corp.(a)	153,957	17,655,789
NVIDIA Corp.	23,725	5,009,296
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,386	12,715,022
Texas Instruments, Inc.	92,665	28,325,837
		84,474,863
Software — 1.9%
Microsoft Corp.	74,494	33,540,179
Workday, Inc., Class A(a)	49,708	7,266,812
		40,806,991
Specialized REITs — 0.2%
Crown Castle, Inc.	52,792	4,830,468
Specialty Retail — 0.7%
Home Depot, Inc. (The)	43,505	13,797,176
Technology Hardware, Storage & Peripherals — 6.2%
Hewlett Packard Enterprise Co.	470,976	20,270,807
Samsung Electronics Co. Ltd., Registered Shares, GDR	13,364	70,894,404
Western Digital Corp.	74,432	39,539,023
		130,704,234
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	7,584	4,148,055
Tobacco — 1.7%
British American Tobacco PLC	563,587	34,872,848
Trading Companies & Distributors — 1.4%
WESCO International, Inc.	82,951	29,959,413
Total Common Stocks — 62.6% (Cost: $1,035,335,519)		1,315,601,414

		Par (000)
Equity-Linked Notes
Aerospace & Defense — 2.4%
Goldman Sachs & Co. LLC (Lockheed Martin Corp.) 16.29% 06/29/26	USD	7,400	3,897,043
Mizuho Securities USA LLC (Boeing Co. (The)) 23.45% 07/23/26		98,200	22,363,086
Mizuho Securities USA LLC (L3Harris Technologies, Inc.) 17.87% 07/07/26		16,900	5,298,888
SG Americas Securities LLC (Boeing Co. (The)) 35.77% 06/01/26		59,500	13,377,399
UBS Securities LLC (Airbus SE) 32.63% 06/08/26	EUR	12,800	2,627,737
UBS Securities LLC (RTX Corp.) 21.10% 06/04/26	USD	21,200	3,814,528
			51,378,681
Air Freight & Logistics — 1.0%
Nomura Securities International, Inc. (FedEx Corp.) 22.40% 06/18/26		52,600	21,158,198
Security		Par (000)	Value
Automobile Components — 0.5%
Mizuho Securities USA LLC (Aptiv PLC) 25.36% 07/20/26	USD	88,600	$ 5,817,653
SG Americas Securities LLC (Aptiv PLC) 34.69% 06/01/26		89,700	5,617,163
			11,434,816
Banks — 1.2%
CIBC World Markets Corp. (First Citizens BancShares, Inc.) 16.85% 07/09/26		8,000	15,712,906
SG Americas Securities LLC (Citizens Financial Group, Inc.) 25.20% 06/04/26		142,500	8,906,212
			24,619,118
Beverages — 0.6%
Barclays Capital, Inc. (PepsiCo, Inc.) 25.34% 07/13/26		32,900	4,748,943
RBC Capital Markets LLC (Keurig Dr. Pepper, Inc.) 22.41% 06/25/26		256,100	7,493,073
			12,242,016
Broadline Retail — 1.4%
Citigroup Global Markets, Inc. (Amazon.com, Inc.) 16.60% 07/09/26		111,000	30,005,317
Building Products — 0.4%
UBS Securities LLC (Fortune Brands Innovations, Inc.) 24.00% 06/11/26		212,800	8,270,104
Capital Markets — 1.7%
CIBC World Markets Corp. (Charles Schwab Corp. (The)) 20.25% 06/15/26		165,600	14,595,200
Morgan Stanley & Co. LLC (Carlyle Group, Inc. (The)) Series 123q 29.91% 06/29/26		98,700	4,601,518
Toronto-Dominion Bank (Intercontinental Exchange, Inc.) 17.98% 06/18/26		115,100	17,137,890
			36,334,608
Chemicals — 1.1%
Barclays Capital, Inc. (PPG Industries, Inc.) 34.58% 07/13/26		100,400	10,862,361
Mizuho Securities USA LLC (Air Products & Chemicals, Inc.) 20.62% 06/01/26		20,500	5,813,083
RBC Capital Markets LLC (Air Products & Chemicals, Inc.) 26.16% 07/20/26		20,300	5,772,230
			22,447,674
Commercial Services & Supplies — 0.6%
BNP Paribas Arbitrage SNC (Rentokil Initial PLC) 22.84% 07/02/26	GBP	1,880,000	11,584,652
Consumer Finance — 0.2%
JP Morgan Securities LLC (Capital One Financial Corp.) Series 000F 19.72% 07/07/26	USD	19,200	3,593,956
Consumer Staples Distribution & Retail — 0.4%
Barclays Capital, Inc. (Dollar General Corp.) 36.02% 07/13/26		81,900	8,789,265
Containers & Packaging — 0.6%
JP Morgan Securities LLC (Crown Holdings, Inc.) Series 000G 17.37% 07/07/26		121,900	11,758,980
Diversified Telecommunication Services — 0.6%
Mizuho Securities USA LLC (Comcast Corp.) 23.82% 06/04/26		272,200	6,781,414
RBC Capital Markets LLC (Verizon Communications, Inc.) 21.44% 06/25/26		100,800	4,813,201
			11,594,615
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.8%
Morgan Stanley & Co. LLC (American Electric Power Co., Inc.) Series DMSO 23.04% 06/23/26	USD	43,500	$ 5,592,301
UBS Securities LLC (Evergy, Inc.) 22.20% 06/11/26		136,700	11,112,885
			16,705,186
Electronic Equipment, Instruments & Components — 1.1%
CIBC World Markets Corp. (CDW Corp.) 34.40% 06/01/26		97,600	11,357,406
Mizuho Securities USA LLC (CDW Corp.) 26.72% 07/20/26		97,000	11,709,646
			23,067,052
Entertainment — 0.6%
BMO Capital Markets Corp. (Walt Disney Co. (The)) 22.79% 06/29/26		129,900	13,207,199
Financial Services — 0.6%
Toronto-Dominion Bank (Fidelity National Information Services, Inc.) 19.15% 06/04/26		299,400	12,911,988
Ground Transportation — 0.4%
HSBC Securities (USA), Inc. (Union Pacific Corp.) Series EMX5 16.60% 06/11/26		10,300	2,663,130
Mizuho Securities USA LLC (CSX Corp.) 30.21% 07/16/26		61,600	2,776,374
SG Americas Securities LLC (CSX Corp.) 22.44% 06/01/26		63,500	2,768,092
			8,207,596
Health Care Equipment & Supplies — 1.2%
Barclays Capital, Inc. (Medtronic PLC) 26.14% 06/25/26		173,000	12,863,115
Morgan Stanley & Co. LLC (Baxter International, Inc.) Series DMSM 22.85% 06/23/26		702,000	13,240,764
			26,103,879
Health Care Providers & Services — 2.3%
BNP Paribas Securities Corporation (Cardinal Health, Inc.) 16.87% 07/16/26		49,800	9,978,426
BNP Paribas Securities Corporation (CVS Health Corp.) 21.13% 06/25/26		304,900	25,897,698
CIBC World Markets Corp. (UnitedHealth Group, Inc.) 20.50% 07/09/26		33,400	12,801,980
			48,678,104
Health Care REITs — 0.3%
RBC Capital Markets LLC (Healthcare Realty Trust, Inc.) 22.57% 06/11/26		281,200	5,315,898
Hotels, Restaurants & Leisure — 0.4%
Nomura Securities International, Inc. (Restaurant Brands International, Inc.) 19.56% 07/07/26		112,200	8,434,667
Household Products — 0.2%
Nomura Securities International, Inc. (Procter & Gamble Co. (The)) 13.93% 07/07/26		30,400	4,356,991
Industrial REITs — 0.5%
BMO Capital Markets Corp. (Rexford Industrial Realty, Inc.) 16.82% 06/15/26		179,700	6,372,454
RBC Capital Markets LLC (STAG Industrial, Inc.) 12.05% 06/29/26		125,300	4,763,049
			11,135,503
Insurance — 0.8%
CIBC World Markets Corp. (Arthur J. Gallagher & Co.) 20.51% 07/09/26		33,600	6,766,297
Goldman Sachs & Co. LLC (Chubb Ltd.) 12.79% 07/16/26		12,000	3,905,400
Security		Par (000)	Value
Insurance (continued)
Morgan Stanley & Co. LLC (Fidelity National Financial, Inc.) Series 5438 26.36% 06/18/26	USD	102,500	$ 4,861,522
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 29.56% 06/11/26		43,100	2,061,984
			17,595,203
Interactive Media & Services — 2.3%
HSBC Securities (USA), Inc. (Meta Platforms, Inc.) Series EMOJ 20.70% 06/15/26		30,000	19,152,317
JP Morgan Securities LLC (Alphabet, Inc.) Series D3T2 21.24% 06/11/26		62,500	22,112,607
RBC Capital Markets LLC (Alphabet, Inc.) 16.94% 07/23/26		18,800	7,277,387
			48,542,311
Leisure Products — 0.3%
BNP Paribas Securities Corporation (Hasbro, Inc.) 26.07% 07/16/26		73,200	6,440,868
Machinery — 1.0%
BMO Capital Markets Corp. (PACCAR, Inc.) 21.67% 06/15/26		68,000	7,518,399
Morgan Stanley & Co. LLC (Fortive Corp.) Series DMSN 34.56% 06/23/26		73,700	4,388,795
RBC Capital Markets LLC (Caterpillar, Inc.) 18.54% 06/29/26		5,200	4,588,125
SG Americas Securities LLC (Middleby Corp. (The)) 29.09% 07/13/26		27,100	4,051,626
			20,546,945
Metals & Mining — 0.7%
Barclays Capital, Inc. (Freeport-McMoRan, Inc.) 33.46% 06/15/26		88,600	5,866,754
Mizuho Securities USA LLC (Barrick Mining Corp.) 40.66% 07/20/26		98,400	4,093,046
SG Americas Securities LLC (Barrick Mining Corp.) 34.04% 06/01/26		98,900	4,129,823
			14,089,623
Multi-Utilities — 1.1%
BMO Capital Markets Corp. (Dominion Energy, Inc.) 22.65% 06/11/26		199,400	12,526,222
CIBC World Markets Corp. (DTE Energy Co.) 20.28% 06/11/26		72,500	10,410,952
			22,937,174
Oil, Gas & Consumable Fuels — 2.0%
BMO Capital Markets Corp. (Chevron Corp.) 23.69% 07/02/26		75,800	13,920,967
BNP Paribas Arbitrage SNC (BP PLC) 34.54% 07/02/26	GBP	2,277,000	16,217,878
RBC Capital Markets LLC (EQT Corp.) 24.42% 06/23/26	USD	140,800	7,865,595
SG Americas Securities LLC (Marathon Petroleum Corp.) 28.92% 06/04/26		17,500	4,131,577
			42,136,017
Pharmaceuticals — 1.4%
CIBC World Markets Corp. (Merck & Co., Inc.) 21.92% 07/09/26		156,600	18,362,362
Goldman Sachs & Co. LLC (Johnson & Johnson) 12.93% 07/16/26		48,400	11,140,712
			29,503,074
Professional Services — 0.2%
Morgan Stanley & Co. LLC (SS&C Technologies Holdings, Inc.) Series 123r 22.52% 06/29/26		65,600	4,457,898
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs — 0.5%
Morgan Stanley & Co. LLC (AvalonBay Communities, Inc.) 25.50% 07/20/26	USD	31,300	$ 5,796,632
SG Americas Securities LLC (AvalonBay Communities, Inc.) 20.58% 06/01/26		32,500	5,590,680
			11,387,312
Semiconductors & Semiconductor Equipment — 1.9%
Barclays Capital, Inc. (Intel Corp.) 39.84% 06/15/26		68,300	5,268,520
BMO Capital Markets Corp. (Texas Instruments, Inc.) 22.11% 06/29/26		69,100	20,071,270
Mizuho Securities USA LLC (Taiwan Semiconductor Manufacturing Co. Ltd.) 37.07% 06/04/26		12,400	4,718,165
Morgan Stanley & Co. LLC (NVIDIA Corp.) Series 5437 16.67% 06/18/26		17,700	3,692,211
Toronto-Dominion Bank (Applied Materials, Inc.) 27.97% 06/04/26		16,000	6,475,437
			40,225,603
Software — 1.4%
Barclays Capital, Inc. (Microsoft Corp.) 15.63% 07/20/26		54,900	23,611,831
Mizuho Securities USA LLC (Workday, Inc.) 43.57% 07/07/26		37,000	4,888,542
			28,500,373
Specialized REITs — 0.2%
BMO Capital Markets Corp. (Crown Castle, Inc.) 23.76% 06/29/26		39,300	3,521,259
Specialty Retail — 0.5%
Nomura Securities International, Inc. (Home Depot, Inc. (The)) 17.82% 07/13/26		32,000	10,022,423
Technology Hardware, Storage & Peripherals — 1.9%
BMO Capital Markets Corp. (Hewlett Packard Enterprise Co.) 33.95% 06/15/26		388,400	12,205,104
SG Americas Securities LLC (Western Digital Corp.) 31.76% 07/16/26		55,000	28,442,463
			40,647,567
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.3%
JP Morgan Securities LLC (Swatch Group AG (The)) 32.34% 06/08/26	CHF	29,700	$ 7,368,663
Tobacco — 0.8%
Barclays Capital, Inc. (British American Tobacco PLC) 13.56% 06/08/26	GBP	295,900	17,470,931
Trading Companies & Distributors — 1.0%
Morgan Stanley & Co. LLC (WESCO International, Inc.) Series DMSP 19.60% 06/23/26	USD	60,000	20,676,251
Total Equity-Linked Notes — 39.4% (Cost: $827,722,973)			829,405,558
Total Long-Term Investments — 102.0% (Cost: $1,863,058,492)			2,145,006,972

	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	231,591	231,660
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	69,868,019	69,868,019
Total Short-Term Securities — 3.3% (Cost: $70,099,656)		70,099,679
Total Investments — 105.3% (Cost: $1,933,158,148)		2,215,106,651
Liabilities in Excess of Other Assets — (5.3)%		(111,242,100)
Net Assets — 100.0%		$ 2,103,864,551

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,296,800	$ —	$ (6,063,402)(a)	$ (1,761)	$ 23	$ 231,660	231,591	$ 12,388 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(13,183,061)(a)	—	—	69,868,019	69,868,019	2,626,552	—
				$ (1,761)	$ 23	$ 70,099,679		$ 2,638,940	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 43,199,311	$ 3,613,128	$ —	$ 46,812,439
Air Freight & Logistics	35,174,156	—	—	35,174,156
Automobile Components	10,364,678	—	—	10,364,678
Banks	150,433,943	—	—	150,433,943
Beverages	19,139,278	—	—	19,139,278
Broadline Retail	40,674,756	—	—	40,674,756
Building Products	13,685,268	—	—	13,685,268
Capital Markets	56,319,991	—	—	56,319,991
Chemicals	23,071,319	—	—	23,071,319
Commercial Services & Supplies	—	15,140,945	—	15,140,945
Consumer Finance	4,847,466	—	—	4,847,466
Consumer Staples Distribution & Retail	12,272,290	—	—	12,272,290
Containers & Packaging	15,534,361	—	—	15,534,361
Diversified Telecommunication Services	9,074,443	—	—	9,074,443
Electric Utilities	36,199,008	—	—	36,199,008
Electronic Equipment, Instruments & Components	23,229,567	—	—	23,229,567
Entertainment	17,747,238	—	—	17,747,238
Ground Transportation	7,442,297	—	—	7,442,297
Health Care Equipment & Supplies	48,097,712	—	—	48,097,712
Health Care Providers & Services	67,710,237	—	—	67,710,237
Health Care REITs	7,510,657	—	—	7,510,657
Hotels, Restaurants & Leisure	11,233,087	—	—	11,233,087
Household Products	5,874,188	—	—	5,874,188
Industrial REITs	14,904,204	—	—	14,904,204
Insurance	19,493,494	—	—	19,493,494
Interactive Media & Services	67,016,532	—	—	67,016,532
Leisure Products	8,470,942	—	—	8,470,942
Machinery	32,803,910	—	—	32,803,910
Metals & Mining	12,936,602	—	—	12,936,602
Multi-Utilities	18,107,058	—	—	18,107,058
Oil, Gas & Consumable Fuels	49,538,485	23,434,252	—	72,972,737
Pharmaceuticals	39,952,420	—	—	39,952,420
Residential REITs	7,760,143	—	—	7,760,143
Semiconductors & Semiconductor Equipment	84,474,863	—	—	84,474,863
Software	40,806,991	—	—	40,806,991
Specialized REITs	4,830,468	—	—	4,830,468
Specialty Retail	13,797,176	—	—	13,797,176
Technology Hardware, Storage & Peripherals	59,809,830	70,894,404	—	130,704,234
Textiles, Apparel & Luxury Goods	—	4,148,055	—	4,148,055
Tobacco	—	34,872,848	—	34,872,848
Trading Companies & Distributors	29,959,413	—	—	29,959,413
Equity-Linked Notes	—	829,405,558	—	829,405,558
Short-Term Securities
Money Market Funds	70,099,679	—	—	70,099,679
	$ 1,233,597,461	$ 981,509,190	$ —	$ 2,215,106,651
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 16.0%
Arxis, Inc., Class A(a)	182,121	$ 8,182,697
ATI, Inc.(a)	232,313	40,691,945
Axon Enterprise, Inc.(a)(b)	540,906	242,715,340
BWX Technologies, Inc.	511,075	100,109,371
HEICO Corp.(b)	584,355	203,460,724
Howmet Aerospace, Inc.	1,009,171	260,618,411
Karman Holdings, Inc.(a)(b)	369,792	21,263,040
Kratos Defense & Security Solutions, Inc.(a)(b)	333,209	21,368,693
		898,410,221
Beverages — 3.2%
Celsius Holdings, Inc.(a)(b)	1,957,931	65,140,364
Monster Beverage Corp.(a)	1,265,056	111,426,133
		176,566,497
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.(a)	163,896	49,493,314
Natera, Inc.(a)	579,607	129,466,816
		178,960,130
Building Products — 0.4%
Madison Air Solutions Corp., Class A(a)(b)	537,385	23,360,126
Capital Markets — 4.0%
Bullish(a)(b)	581,312	20,293,602
Galaxy Digital, Inc., Class A(a)	946,171	27,987,738
Interactive Brokers Group, Inc., Class A	635,159	55,239,778
Robinhood Markets, Inc., Class A(a)	1,305,429	123,101,955
		226,623,073
Communications Equipment — 1.6%
Lumentum Holdings, Inc.(a)	101,726	86,971,661
Construction & Engineering — 6.1%
Comfort Systems U.S.A., Inc.	52,811	96,549,599
MasTec, Inc.(a)	121,343	45,912,551
Quanta Services, Inc.	280,099	199,354,861
		341,817,011
Consumer Finance — 0.4%
Figure Technology Solutions, Inc., Class A(a)	673,266	23,799,953
Consumer Staples Distribution & Retail — 2.2%
Casey’s General Stores, Inc.	157,419	120,762,412
Electrical Equipment — 5.3%
Forgent Power Solutions, Inc.(a)(b)	610,772	33,384,797
Hubbell, Inc.	102,764	48,670,058
Vertiv Holdings Co., Class A	677,598	213,924,465
		295,979,320
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	159,194	48,105,243
Corning, Inc.	194,923	35,312,251
Fabrinet(a)	109,402	71,566,412
		154,983,906
Energy Equipment & Services — 1.4%
Baker Hughes Co., Class A	1,246,440	79,622,587
Entertainment — 5.9%
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	887,542	80,579,938
Take-Two Interactive Software, Inc.(a)	650,859	145,896,554
TKO Group Holdings, Inc., Class A	508,769	104,389,223
		330,865,715
Security	Shares	Value
Financial Services — 3.0%
Affirm Holdings, Inc., Class A(a)	2,280,253	$ 167,940,633
Health Care Equipment & Supplies — 5.2%
IDEXX Laboratories, Inc.(a)	276,065	155,570,909
Medline, Inc., Class A(a)	3,734,925	136,548,858
		292,119,767
Hotels, Restaurants & Leisure — 10.8%
Dutch Bros, Inc., Class A(a)(b)	2,448,927	142,037,766
Hilton Worldwide Holdings, Inc.	405,199	132,767,504
Royal Caribbean Cruises Ltd.	700,558	199,399,824
Viking Holdings Ltd.(a)	775,037	71,388,658
Wynn Resorts Ltd.	587,375	59,454,098
		605,047,850
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co., Class A(a)	120,895	4,432,011
IT Services — 6.2%
MongoDB, Inc., Class A(a)	309,120	103,725,216
Snowflake, Inc., Class A(a)	951,496	243,154,803
		346,880,019
Oil, Gas & Consumable Fuels — 3.4%
EQT Corp.	1,865,741	102,485,153
Texas Pacific Land Corp.	220,925	86,823,525
		189,308,678
Professional Services — 1.2%
Planet Labs PBC, Class A(a)	1,306,074	66,792,624
Semiconductors & Semiconductor Equipment — 10.1%
Cerebras Systems, Inc., Class A(a)(b)	26,324	6,238,525
MKS, Inc.	218,597	70,882,263
Monolithic Power Systems, Inc.	135,036	211,494,734
Onto Innovation, Inc.(a)	257,831	66,582,277
Teradyne, Inc.	375,094	140,401,435
Tower Semiconductor Ltd.(a)	281,528	71,854,392
		567,453,626
Software — 3.0%
Datadog, Inc., Class A(a)	679,281	168,020,155
Specialty Retail — 2.3%
Carvana Co., Class A(a)	1,760,442	128,512,266
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp., Class A	136,718	49,751,680
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	97,208	35,108,613
Total Long-Term Investments — 99.3% (Cost: $3,910,254,603)		5,560,090,534
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	123,232,010	$ 123,268,979
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	1,717,603	1,717,603
Total Short-Term Securities — 2.2% (Cost: $124,981,446)		124,986,582
Total Investments — 101.5% (Cost: $4,035,236,049)		5,685,077,116
Liabilities in Excess of Other Assets — (1.5)%		(84,263,704)
Net Assets — 100.0%		$ 5,600,813,412

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 351,344,459	$ —	$ (228,056,780)(a)	$ 4,463	$ (23,163)	$ 123,268,979	123,232,010	$ 503,257 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	186,976	1,530,627 (a)	—	—	—	1,717,603	1,717,603	715,552	—
				$ 4,463	$ (23,163)	$ 124,986,582		$ 1,218,809	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 898,410,221	$ —	$ —	$ 898,410,221
Beverages	176,566,497	—	—	176,566,497
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Biotechnology	$ 178,960,130	$ —	$ —	$ 178,960,130
Building Products	23,360,126	—	—	23,360,126
Capital Markets	198,635,335	27,987,738	—	226,623,073
Communications Equipment	86,971,661	—	—	86,971,661
Construction & Engineering	341,817,011	—	—	341,817,011
Consumer Finance	23,799,953	—	—	23,799,953
Consumer Staples Distribution & Retail	120,762,412	—	—	120,762,412
Electrical Equipment	295,979,320	—	—	295,979,320
Electronic Equipment, Instruments & Components	154,983,906	—	—	154,983,906
Energy Equipment & Services	79,622,587	—	—	79,622,587
Entertainment	330,865,715	—	—	330,865,715
Financial Services	167,940,633	—	—	167,940,633
Health Care Equipment & Supplies	292,119,767	—	—	292,119,767
Hotels, Restaurants & Leisure	605,047,850	—	—	605,047,850
Independent Power and Renewable Electricity Producers	4,432,011	—	—	4,432,011
IT Services	346,880,019	—	—	346,880,019
Oil, Gas & Consumable Fuels	189,308,678	—	—	189,308,678
Professional Services	66,792,624	—	—	66,792,624
Semiconductors & Semiconductor Equipment	567,453,626	—	—	567,453,626
Software	168,020,155	—	—	168,020,155
Specialty Retail	128,512,266	—	—	128,512,266
Textiles, Apparel & Luxury Goods	49,751,680	—	—	49,751,680
Trading Companies & Distributors	35,108,613	—	—	35,108,613
Short-Term Securities
Money Market Funds	124,986,582	—	—	124,986,582
	$ 5,657,089,378	$ 27,987,738	$ —	$ 5,685,077,116
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Kratos Defense & Security Solutions, Inc.(a)	487,614	$ 31,270,686
Automobiles — 1.8%
Hyundai Motor Co.	111,947	53,560,873
Tesla, Inc.(a)	238,862	104,093,671
		157,654,544
Broadline Retail — 2.0%
Amazon.com, Inc.(a)	642,681	173,935,186
Capital Markets — 0.3%
Cboe Global Markets, Inc.	82,424	27,493,349
Chemicals — 0.8%
Resonac Holdings Corp.	575,900	67,695,650
Communications Equipment — 3.3%
Arista Networks, Inc.(a)	585,936	93,439,214
Cisco Systems, Inc.	510,521	61,476,939
Lumentum Holdings, Inc.(a)	149,379	127,713,070
		282,629,223
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Electrical Equipment — 2.1%
Siemens Energy AG	381,334	72,191,905
Vertiv Holdings Co., Class A	356,415	112,523,780
		184,715,685
Electronic Equipment, Instruments & Components — 6.0%
Chroma ATE, Inc.	1,031,000	82,038,620
Coherent Corp.(a)	192,103	69,439,471
Corning, Inc.	353,416	64,024,843
Delta Electronics, Inc.	744,000	57,084,351
Elite Material Co. Ltd.	684,000	110,549,818
Flex Ltd.(a)	739,331	111,476,328
Victory Giant Technology Huizhou Co. Ltd., Class H(a)	528,700	28,739,195
		523,352,626
Entertainment — 0.6%
Take-Two Interactive Software, Inc.(a)	233,376	52,313,564
Financial Services — 0.2%
PayPay Corp., ADR(a)(d)	1,104,905	21,567,746
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	887,069	337,387,823
IT Services — 1.8%
Farmer’s Business Network, Inc.(a)(b)	194,200	209,736
MongoDB, Inc., Class A(a)	97,381	32,676,195
Snowflake, Inc., Class A(a)	465,639	118,994,046
		151,879,977
Semiconductors & Semiconductor Equipment — 48.3%
Advanced Micro Devices, Inc.(a)	757,003	390,689,248
Advantest Corp.	767,300	125,450,109
ASE Technology Holding Co. Ltd.	6,257,000	119,542,175
ASML Holding NV	63,584	102,811,141
Broadcom, Inc.	1,440,131	643,407,327
Cerebras Systems, Inc., Class A(a)(d)	136,192	32,276,142
Intel Corp.(a)	2,388,176	273,876,024
Lam Research Corp.	1,188,970	378,306,475
Monolithic Power Systems, Inc.	124,921	195,652,519
NVIDIA Corp.	3,986,442	841,697,364
SK hynix, Inc.	408,124	635,452,323
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	907,343	$ 379,677,678
Teradyne, Inc.	171,771	64,295,603
		4,183,134,128
Software — 10.7%
AppLovin Corp., Class A(a)	58,142	35,646,279
Cadence Design Systems, Inc.(a)	102,002	38,243,610
Crowdstrike Holdings, Inc., Class A(a)	182,029	133,063,199
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	60,828,768
Datadog, Inc., Class A(a)	246,666	61,012,835
Microsoft Corp.	786,573	354,146,627
Oracle Corp.	294,897	66,581,844
Palantir Technologies, Inc., Class A(a)	287,259	44,967,524
Palo Alto Networks, Inc.(a)	457,404	128,846,133
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	509,863
		923,846,682
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	79,040
Technology Hardware, Storage & Peripherals — 13.5%
Apple Inc.	1,492,584	465,775,763
Samsung Electronics Co. Ltd.	2,163,943	453,981,501
Sandisk Corp.(a)	66,397	112,541,587
Western Digital Corp.	250,435	133,033,576
		1,165,332,427
Wireless Telecommunication Services — 0.8%
SoftBank Group Corp.	1,504,200	70,760,715
Total Common Stocks — 96.5% (Cost: $3,135,604,498)		8,355,049,051
Preferred Securities
Preferred Stocks — 3.9%
Aerospace & Defense — 0.1%
Anduril Industries, Inc., Series H, (Acquired 04/28/26, cost $7,671,264)(a)(b)(c)	111,254	7,671,264
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $6,192,611)(a)(b)(c)	61,936	20,701,489
Semiconductors & Semiconductor Equipment — 0.7%
PsiQuantum Corp., Series C, (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	24,232,553
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	22,527,436
Series E-2, (Acquired 10/22/25, cost $3,000,000)(a)(b)(c)	138,276	15,593,385
		62,353,374
Software — 2.8%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(b)(c)	253,604	149,372,756
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	49,131,345
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Databricks, Inc.
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	$ 40,191,893
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	26,415
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	49,594
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	1,805,760
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	62,222
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	22,836
		240,662,821
Total Preferred Securities — 3.9% (Cost: $97,687,448)		331,388,948
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 100.4% (Cost: $3,233,291,946)		8,686,437,999
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	62,865,825	$ 62,884,685
Total Short-Term Securities — 0.7% (Cost: $62,879,401)		62,884,685
Total Investments — 101.1% (Cost: $3,296,171,347)		8,749,322,684
Liabilities in Excess of Other Assets — (1.1)%		(93,604,454)
Net Assets — 100.0%		$ 8,655,718,230

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $392,806,619, representing 4.5% of its net assets as of period end, and an original cost of $111,746,149.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,833,200	$ 54,060,957 (a)	$ —	$ (14,756)	$ 5,284	$ 62,884,685	62,865,825	$ 1,250,063 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	153,923,002	—	(153,923,002)(a)	—	—	—	—	1,015,036	—
				$ (14,756)	$ 5,284	$ 62,884,685		$ 2,265,099	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 31,270,686	$ —	$ —	$ 31,270,686
Automobiles	104,093,671	53,560,873	—	157,654,544
Broadline Retail	173,935,186	—	—	173,935,186
Capital Markets	27,493,349	—	—	27,493,349
Chemicals	—	67,695,650	—	67,695,650
Communications Equipment	282,629,223	—	—	282,629,223
Diversified Consumer Services	—	—	—	—
Electrical Equipment	112,523,780	72,191,905	—	184,715,685
Electronic Equipment, Instruments & Components	273,679,837	249,672,789	—	523,352,626
Entertainment	52,313,564	—	—	52,313,564
Financial Services	21,567,746	—	—	21,567,746
Interactive Media & Services	337,387,823	—	—	337,387,823
IT Services	151,670,241	—	209,736	151,879,977
Semiconductors & Semiconductor Equipment	3,199,878,380	983,255,748	—	4,183,134,128
Software	862,508,051	—	61,338,631	923,846,682
Specialty Retail	—	—	79,040	79,040
Technology Hardware, Storage & Peripherals	711,350,926	453,981,501	—	1,165,332,427
Wireless Telecommunication Services	—	70,760,715	—	70,760,715
Preferred Securities	—	—	331,388,948	331,388,948
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	62,884,685	—	—	62,884,685
	$ 6,405,187,148	$ 1,951,119,181	$ 393,016,355	$ 8,749,322,684
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$— (c)	$144,737,647
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	7,719,437	—	7,719,437
Net change in unrealized appreciation (depreciation)(a)(b)	27,981,770	189,448,671	—	217,430,441
Purchases	—	46,421,211	—	46,421,211
Sales	(11,017,172)	(12,275,209)	—	(23,292,381)
Closing Balance, as of May 31, 2026	$61,627,407	$331,388,948	$— (c)	$393,016,355
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026(b)	$27,981,770	$189,448,671	$—	$217,430,441

(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
(c)
Rounds to less than $1.
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$61,627,407	Market	Revenue Multiple Volatility Time to Exit	1.10x - 23.75x 70% 3.0 years	23.48x — —
Preferred Stocks(b)	331,388,948	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.80x - 45.17x 70% 3.0 - 4.0 years 1.20x	31.27x — 3.9 years —
	$393,016,355

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(a)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $177,745,508 as of May 31, 2026.
See notes to financial statements.
222026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
May 31, 2026

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,006,693,128	$ 344,411,634	$ 5,875,584,051
Investments, at value — affiliated(c)	34,372,468	4,567,253	50,443,740
Cash	241,670	40,323	—
Foreign currency, at value(d)	—	215,357	75,576
Receivables:
Investments sold	—	—	48,262,085
Securities lending income — affiliated	—	—	38,550
Capital shares sold	814,578	1,097,877	2,298,665
Dividends — unaffiliated	1,373,045	1,457,866	9,437,627
Dividends — affiliated	104,597	11,971	86,526
From the Manager	80,125	12,873	—
Prepaid expenses	54,569	44,936	88,431
Total assets	4,043,734,180	351,860,090	5,986,315,251
LIABILITIES
Bank overdraft	—	—	45,968
Collateral on securities loaned	—	122	41,028,648
Payables:
Investments purchased	—	245	31,180,702
Administration fees	—	13,656	275,644
Capital shares redeemed	2,455,175	1,258,853	8,297,780
Investment advisory fees	1,967,093	230,919	3,361,489
Directors’ and Officer’s fees	2,053	—	6,504
Other accrued expenses	104,360	48,345	223,811
Other affiliate fees	45,180	13,916	62,795
Professional fees	69,685	38,571	62,670
Service and distribution fees	531,276	63,545	659,657
Transfer agent fees	438,538	119,643	1,256,285
Total liabilities	5,613,360	1,787,815	86,461,953
Commitments and contingent liabilities
NET ASSETS	$ 4,038,120,820	$ 350,072,275	$ 5,899,853,298
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,296,773,539	$ 466,774,368	$ 2,996,440,167
Accumulated earnings (loss)	2,741,347,281	(116,702,093)	2,903,413,131
NET ASSETS	$ 4,038,120,820	$ 350,072,275	$ 5,899,853,298
(a) Investments, at cost — unaffiliated	$ 1,960,664,795	$ 195,072,878	$ 3,508,154,404
(b) Securities loaned, at value	$ —	$ —	$ 38,587,482
(c) Investments, at cost — affiliated	$ 34,372,468	$ 4,567,253	$ 50,439,855
(d) Foreign currency, at cost	$ —	$ 214,761	$ 75,201

Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
NET ASSET VALUE
Institutional
Net assets	$ 947,139,751	$ 115,530,987	$ 2,911,924,666
Shares outstanding	19,731,997	6,393,713	42,416,144
Net asset value	$ 48.00	$ 18.07	$ 68.65
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Service
Net assets	$ N/A	$ N/A	$ 22,297,828
Shares outstanding	N/A	N/A	351,457
Net asset value	$ N/A	$ N/A	$ 63.44
Shares authorized	N/A	N/A	Unlimited
Par value	$ N/A	$ N/A	$ 0.001
Investor A
Net assets	$ 2,384,361,218	$ 217,091,897	$ 2,171,474,436
Shares outstanding	59,885,018	12,416,156	34,440,907
Net asset value	$ 39.82	$ 17.48	$ 63.05
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Investor C
Net assets	$ 39,187,645	$ 17,449,391	$ 135,294,440
Shares outstanding	2,661,539	1,040,156	2,784,497
Net asset value	$ 14.72	$ 16.78	$ 48.59
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Class K
Net assets	$ 640,763,873	$ N/A	$ 455,349,775
Shares outstanding	13,123,712	N/A	6,614,693
Net asset value	$ 48.82	$ N/A	$ 68.84
Shares authorized	300 million	N/A	Unlimited
Par value	$ 0.10	$ N/A	$ 0.001
Class R
Net assets	$ 26,668,333	$ N/A	$ 203,512,153
Shares outstanding	1,126,647	N/A	3,373,527
Net asset value	$ 23.67	$ N/A	$ 60.33
Shares authorized	500 million	N/A	Unlimited
Par value	$ 0.10	$ N/A	$ 0.001
See notes to financial statements.
242026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
May 31, 2026

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,145,006,972	$ 5,560,090,534	$ 8,686,437,999
Investments, at value — affiliated(c)	70,099,679	124,986,582	62,884,685
Cash	10,189	—	—
Foreign currency, at value(d)	9,501	—	6,640,340
Receivables:
Investments sold	—	53,674,783	—
Securities lending income — affiliated	157	24,112	52,431
Capital shares sold	2,865,195	2,235,431	9,398,538
Dividends — unaffiliated	1,635,576	1,596,526	1,374,033
Dividends — affiliated	170,562	65,517	49,974
Interest — unaffiliated	6,473,284	—	—
From the Manager	71,815	132,435	5,834
Prepaid expenses	81,690	126,852	137,804
Total assets	2,226,424,620	5,742,932,772	8,766,981,638
LIABILITIES
Bank overdraft	—	—	17,355,474
Collateral on securities loaned	233,711	123,082,099	62,894,357
Payables:
Investments purchased	112,150,770	—	10,895,568
Administration fees	69,298	195,905	345,743
Capital shares redeemed	7,693,267	13,890,353	11,455,931
Foreign taxes	—	—	99,128
Income dividend distributions	349,485	—	—
Investment advisory fees	1,260,581	3,035,039	5,142,976
Directors’ and Officer’s fees	683	10,448	3,309
Other accrued expenses	224,506	189,855	381,472
Other affiliate fees	7,995	46,381	53,288
Professional fees	54,299	53,211	64,989
Service and distribution fees	125,292	375,729	981,523
Transfer agent fees	390,182	1,240,340	1,589,650
Total liabilities	122,560,069	142,119,360	111,263,408
Commitments and contingent liabilities
NET ASSETS	$ 2,103,864,551	$ 5,600,813,412	$ 8,655,718,230
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,915,238,524	$ 3,456,322,886	$ 2,706,164,898
Accumulated earnings	188,626,027	2,144,490,526	5,949,553,332
NET ASSETS	$ 2,103,864,551	$ 5,600,813,412	$ 8,655,718,230
(a) Investments, at cost — unaffiliated	$ 1,863,058,492	$ 3,910,254,603	$ 3,233,291,946
(b) Securities loaned, at value	$ 219,323	$ 122,111,856	$ 44,310,032
(c) Investments, at cost — affiliated	$ 70,099,656	$ 124,981,446	$ 62,879,401
(d) Foreign currency, at cost	$ 9,501	$ —	$ 6,641,568

Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,582,295,021	$ 2,415,301,571	$ 4,287,702,627
Shares outstanding	50,684,109	61,172,325	39,706,543
Net asset value	$ 31.22	$ 39.48	$ 107.98
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Service
Net assets	$ N/A	$ 18,911,894	$ 67,611,870
Shares outstanding	N/A	554,586	685,361
Net asset value	$ N/A	$ 34.10	$ 98.65
Shares authorized	N/A	Unlimited	Unlimited
Par value	$ N/A	$ 0.001	$ 0.001
Investor A
Net assets	$ 325,227,244	$ 1,311,678,627	$ 3,247,176,113
Shares outstanding	12,452,891	40,890,186	33,893,916
Net asset value	$ 26.12	$ 32.08	$ 95.80
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Investor C
Net assets	$ 68,185,019	$ 95,696,165	$ 373,834,840
Shares outstanding	4,206,625	4,504,789	5,245,363
Net asset value	$ 16.21	$ 21.24	$ 71.27
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Class K
Net assets	$ 128,157,267	$ 1,707,102,807	$ 602,102,473
Shares outstanding	4,107,515	42,871,604	5,550,764
Net asset value	$ 31.20	$ 39.82	$ 108.47
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Class R
Net assets	$ N/A	$ 52,122,348	$ 77,290,307
Shares outstanding	N/A	1,692,625	810,704
Net asset value	$ N/A	$ 30.79	$ 95.34
Shares authorized	N/A	Unlimited	Unlimited
Par value	$ N/A	$ 0.001	$ 0.001
See notes to financial statements.
262026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended May 31, 2026

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$ 13,966,034 (a)	$ 10,199,881	$ 82,128,823
Dividends — affiliated	454,489	136,923	1,961,558
Securities lending income — affiliated — net	18,102	769	603,636
Foreign taxes withheld	(138,468)	(297,396)	(569,773)
Foreign withholding tax claims	64,937	155,535	244,869
Total investment income	14,365,094	10,195,712	84,369,113
EXPENSES
Investment advisory	23,023,906	2,249,008	42,581,719
Service and distribution — class specific	6,038,319	616,832	8,457,824
Transfer agent — class specific	2,737,878	526,490	6,469,654
Professional	247,520	130,635	143,144
Accounting services	237,945	52,474	375,464
Registration	123,660	59,939	153,192
Custodian	46,355	17,255	69,366
Directors and Officer	34,710	9,707	54,906
Printing and postage	34,419	41,040	62,089
Administration	—	127,444	2,229,086
Administration — class specific	—	59,988	1,257,317
Miscellaneous	47,858	11,672	171,399
Total expenses excluding interest expense	32,572,570	3,902,484	62,025,160
Interest expense	26,060	408	6,299
Total expenses	32,598,630	3,902,892	62,031,459
Less:
Administration fees waived by the Manager — class specific	—	(52,131)	—
Fees waived and/or reimbursed by the Manager	(640,464)	(3,144)	(38,166)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,173,115)	(176,465)	—
Total expenses after fees waived and/or reimbursed	30,785,051	3,671,152	61,993,293
Net investment income (loss)	(16,419,957)	6,524,560	22,375,820
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,061,780,256	9,916,645	912,426,468
Investments — affiliated	13,664	(130)	(4,261)
Foreign currency transactions	48,355	36,023	55,906
	1,061,842,275	9,952,538	912,478,113
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(85,881,286)	83,932,052	51,781,938
Investments — affiliated	—	—	1,334
Foreign currency translations	(1,789)	1,738	(43,292)
	(85,883,075)	83,933,790	51,739,980
Net realized and unrealized gain	975,959,200	93,886,328	964,218,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 959,539,243	$ 100,410,888	$ 986,593,913

(a)	Includes $3,538,530 related to a special distribution from TransDigm Group, Inc.
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended May 31, 2026

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 26,768,300	$ 13,791,811	$ 24,759,311
Dividends — affiliated	2,626,552	715,552	1,015,036
Interest — unaffiliated	146,798,596	—	—
Securities lending income — affiliated — net	12,388	503,257	1,250,063
Other income	11,275	—	—
Foreign taxes withheld	(350,929)	(42,026)	(1,144,075)
Foreign withholding tax claims	396,232	—	—
Total investment income	176,262,414	14,968,594	25,880,335
EXPENSES
Investment advisory	15,421,436	44,103,019	51,387,897
Transfer agent — class specific	1,963,501	6,817,025	7,027,253
Service and distribution — class specific	1,411,945	5,047,745	9,701,845
Administration	773,186	2,414,710	2,407,016
Administration — class specific	392,675	1,371,881	1,366,415
Professional	164,323	164,448	170,904
Accounting services	142,361	405,806	405,332
Custodian	122,444	112,079	166,877
Registration	117,304	178,612	184,900
Printing and postage	43,360	77,989	70,638
Trustees and Officer	21,939	56,293	56,648
Miscellaneous	116,587	117,237	92,989
Total expenses excluding interest expense	20,691,061	60,866,844	73,038,714
Interest expense	60,784	219,954	105,412
Total expenses	20,751,845	61,086,798	73,144,126
Less:
Administration fees waived by the Manager — class specific	(392,652)	(921,052)	(886,984)
Fees waived and/or reimbursed by the Manager	(1,195,678)	(14,034)	(19,246)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,048,163)	(1,717,039)	(107,331)
Total expenses after fees waived and/or reimbursed	18,115,352	58,434,673	72,130,565
Net investment income (loss)	158,147,062	(43,466,079)	(46,250,230)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	98,443,443	1,912,519,452	1,018,766,939
Investments — affiliated	(1,761)	4,463	(14,756)
Foreign currency transactions	261,626	125,175	49,108
	98,703,308	1,912,649,090	1,018,801,291
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	122,448,803	(1,212,691,716)	2,642,315,201
Investments — affiliated	23	(23,163)	5,284
Foreign currency translations	(4,488)	16,526	(49,274)
	122,444,338	(1,212,698,353)	2,642,271,211
Net realized and unrealized gain	221,147,646	699,950,737	3,661,072,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 379,294,708	$ 656,484,658	$ 3,614,822,272
See notes to financial statements.
282026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (16,419,957)	$ (15,204,941)	$ 6,524,560	$ 6,935,562
Net realized gain	1,061,842,275	443,890,364	9,952,538	25,279,796
Net change in unrealized appreciation (depreciation)	(85,883,075)	69,779,680	83,933,790	(58,215,317)
Net increase (decrease) in net assets resulting from operations	959,539,243	498,465,103	100,410,888	(25,999,959)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(128,600,160)	(88,121,130)	(2,664,474)	(2,737,473)
Investor A	(391,051,029)	(271,930,786)	(4,005,668)	(4,137,028)
Investor C	(15,314,076)	(9,645,989)	(277,348)	(292,886)
Class K	(87,963,261)	(57,998,828)	—	—
Class R	(6,893,482)	(4,429,049)	—	—
Decrease in net assets resulting from distributions to shareholders	(629,822,008)	(432,125,782)	(6,947,490)	(7,167,387)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	115,724,877	41,389,125	(8,069,463)	(45,440,730)
NET ASSETS
Total increase (decrease) in net assets	445,442,112	107,728,446	85,393,935	(78,608,076)
Beginning of year	3,592,678,708	3,484,950,262	264,678,340	343,286,416
End of year	$ 4,038,120,820	$ 3,592,678,708	$ 350,072,275	$ 264,678,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Health Sciences Opportunities Portfolio		BlackRock High Equity Income Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 22,375,820	$ 21,004,149	$ 158,147,062	$ 154,155,909
Net realized gain (loss)	912,478,113	746,952,152	98,703,308	(49,444,267)
Net change in unrealized appreciation (depreciation)	51,739,980	(1,158,936,090)	122,444,338	(42,763,900)
Net increase (decrease) in net assets resulting from operations	986,593,913	(390,979,789)	379,294,708	61,947,742
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(324,491,165)	(326,473,190)	(117,370,708)	(109,099,595)
Service	(2,563,997)	(2,429,838)	—	—
Investor A	(249,709,283)	(229,221,310)	(24,176,408)	(23,182,826)
Investor C	(23,399,981)	(27,918,920)	(4,587,542)	(4,360,427)
Class K	(46,958,348)	(39,451,171)	(12,166,096)	(17,164,484)
Class R	(23,781,356)	(20,274,657)	—	—
Decrease in net assets resulting from distributions to shareholders	(670,904,130)	(645,769,086)	(158,300,754)	(153,807,332)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(862,262,198)	(830,958,717)	87,699,917	(145,700,990)
NET ASSETS
Total increase (decrease) in net assets	(546,572,415)	(1,867,707,592)	308,693,871	(237,560,580)
Beginning of year	6,446,425,713	8,314,133,305	1,795,170,680	2,032,731,260
End of year	$ 5,899,853,298	$ 6,446,425,713	$ 2,103,864,551	$ 1,795,170,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
302026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$ (43,466,079)	$ (54,905,916)	$ (46,250,230)	$ (35,070,317)
Net realized gain	1,912,649,090	1,464,042,948	1,018,801,291	1,049,988,989
Net change in unrealized appreciation (depreciation)	(1,212,698,353)	(444,199,583)	2,642,271,211	(174,279,967)
Net increase in net assets resulting from operations	656,484,658	964,937,449	3,614,822,272	840,638,705
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(558,197,537)	—	(393,597,437)	(119,062,757)
Service	(4,987,110)	—	(6,895,618)	(2,282,496)
Investor A	(297,187,472)	—	(305,248,650)	(91,250,925)
Investor C	(37,927,587)	—	(50,627,038)	(16,449,865)
Class K	(406,700,895)	—	(58,970,721)	(13,171,916)
Class R	(12,350,281)	—	(7,105,854)	(2,124,025)
Decrease in net assets resulting from distributions to shareholders	(1,317,350,882)	—	(822,445,318)	(244,341,984)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,388,124,500)	(3,982,272,835)	(193,509,289)	124,995,870
NET ASSETS
Total increase (decrease) in net assets	(3,048,990,724)	(3,017,335,386)	2,598,867,665	721,292,591
Beginning of year	8,649,804,136	11,667,139,522	6,056,850,565	5,335,557,974
End of year	$ 5,600,813,412	$ 8,649,804,136	$ 8,655,718,230	$ 6,056,850,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc.
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.25	$ 41.93	$ 31.69	$ 31.98	$ 43.32
Net investment income (loss)(a)	(0.13)(b)	(0.11)(c)	(0.06)	0.00 (d)	(0.09)
Net realized and unrealized gain (loss)	11.67	6.18	11.51	1.82	(6.14)
Net increase (decrease) from investment operations	11.54	6.07	11.45	1.82	(6.23)
Distributions from net realized gain(e)	(6.79)	(4.75)	(1.21)	(2.11)	(5.11)
Net asset value, end of year	$ 48.00	$ 43.25	$ 41.93	$ 31.69	$ 31.98
Total Return(f)
Based on net asset value	29.17%	15.03%	37.03%	6.81%	(17.30)%
Ratios to Average Net Assets(g)
Total expenses	0.72%	0.73%	0.75%	0.73%	0.70%
Total expenses after fees waived and/or reimbursed	0.67%	0.70%	0.74%	0.73%	0.70%
Net investment income (loss)	(0.29)%	(0.27)%	(0.17)%	0.01%	(0.21)%
Supplemental Data
Net assets, end of year (000)	$ 947,140	$ 838,015	$ 784,361	$ 678,965	$ 943,275
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.17) per share and (0.38)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
322026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 37.00	$ 36.54	$ 27.77	$ 28.38	$ 39.00
Net investment loss(a)	(0.20)(b)	(0.19)(c)	(0.13)	(0.07)	(0.18)
Net realized and unrealized gain (loss)	9.81	5.36	10.04	1.57	(5.39)
Net increase (decrease) from investment operations	9.61	5.17	9.91	1.50	(5.57)
Distributions from net realized gain(d)	(6.79)	(4.71)	(1.14)	(2.11)	(5.05)
Net asset value, end of year	$ 39.82	$ 37.00	$ 36.54	$ 27.77	$ 28.38
Total Return(e)
Based on net asset value	28.85%	14.76%	36.66%	6.53%	(17.51)%
Ratios to Average Net Assets(f)
Total expenses	0.97%	0.97%	1.00%	1.00%	0.97%
Total expenses after fees waived and/or reimbursed	0.92%	0.95%	0.99%	1.00%	0.97%
Net investment loss	(0.54)%	(0.52)%	(0.42)%	(0.27)%	(0.48)%
Supplemental Data
Net assets, end of year (000)	$ 2,384,361	$ 2,132,549	$ 2,117,888	$ 1,723,973	$ 1,871,340
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.63)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.63	$ 19.74	$ 15.52	$ 17.01	$ 25.27
Net investment loss(a)	(0.19)(b)	(0.24)(c)	(0.22)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	4.07	2.80	5.50	0.78	(3.05)
Net increase (decrease) from investment operations	3.88	2.56	5.28	0.62	(3.34)
Distributions from net realized gain(d)	(6.79)	(4.67)	(1.06)	(2.11)	(4.92)
Net asset value, end of year	$ 14.72	$ 17.63	$ 19.74	$ 15.52	$ 17.01
Total Return(e)
Based on net asset value	27.88%	13.94%	35.61%	5.62%	(18.18)%
Ratios to Average Net Assets(f)
Total expenses	1.81%	1.80%	1.84%	1.84%	1.76%
Total expenses after fees waived and/or reimbursed	1.67%	1.74%	1.83%	1.84%	1.76%
Net investment loss	(1.28)%	(1.31)%	(1.26)%	(1.11)%	(1.28)%
Supplemental Data
Net assets, end of year (000)	$ 39,188	$ 38,410	$ 40,228	$ 39,581	$ 48,332
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.20) per share and (1.38)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
342026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.87	$ 42.46	$ 32.08	$ 32.32	$ 43.71
Net investment income (loss)(a)	(0.11)(b)	(0.09)(c)	(0.03)	0.02	(0.06)
Net realized and unrealized gain (loss)	11.85	6.26	11.65	1.85	(6.20)
Net increase (decrease) from investment operations	11.74	6.17	11.62	1.87	(6.26)
Distributions from net realized gain(d)	(6.79)	(4.76)	(1.24)	(2.11)	(5.13)
Net asset value, end of year	$ 48.82	$ 43.87	$ 42.46	$ 32.08	$ 32.32
Total Return(e)
Based on net asset value	29.22%	15.10%	37.14%	6.90%	(17.22)%
Ratios to Average Net Assets(f)
Total expenses	0.64%	0.65%	0.65%	0.65%	0.64%
Total expenses after fees waived and/or reimbursed	0.62%	0.63%	0.65%	0.65%	0.63%
Net investment income (loss)	(0.24)%	(0.21)%	(0.08)%	0.08%	(0.15)%
Supplemental Data
Net assets, end of year (000)	$ 640,764	$ 560,119	$ 517,123	$ 645,860	$ 646,115
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.15) per share and (0.33)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 24.52	$ 25.70	$ 19.86	$ 21.02	$ 30.12
Net investment loss(a)	(0.18)(b)	(0.21)(c)	(0.17)	(0.11)	(0.23)
Net realized and unrealized gain (loss)	6.12	3.71	7.10	1.06	(3.88)
Net increase (decrease) from investment operations	5.94	3.50	6.93	0.95	(4.11)
Distributions from net realized gain(d)	(6.79)	(4.68)	(1.09)	(2.11)	(4.99)
Net asset value, end of year	$ 23.67	$ 24.52	$ 25.70	$ 19.86	$ 21.02
Total Return(e)
Based on net asset value	28.53%	14.46%	36.14%	6.17%	(17.82)%
Ratios to Average Net Assets(f)
Total expenses	1.33%	1.33%	1.36%	1.37%	1.33%
Total expenses after fees waived and/or reimbursed	1.17%	1.26%	1.35%	1.36%	1.33%
Net investment loss	(0.78)%	(0.84)%	(0.78)%	(0.63)%	(0.85)%
Supplemental Data
Net assets, end of year (000)	$ 26,668	$ 23,586	$ 25,350	$ 23,731	$ 24,371
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.20) per share and (0.88)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
362026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 13.16	$ 14.60	$ 11.94	$ 13.73	$ 8.55
Net investment income(a)	0.39	0.35	0.35	0.42	0.32
Net realized and unrealized gain (loss)	4.92	(1.44)	2.75	(1.88)	5.11
Net increase (decrease) from investment operations	5.31	(1.09)	3.10	(1.46)	5.43
Distributions from net investment income(b)	(0.40)	(0.35)	(0.44)	(0.33)	(0.25)
Net asset value, end of year	$ 18.07	$ 13.16	$ 14.60	$ 11.94	$ 13.73
Total Return(c)
Based on net asset value	41.23%	(7.60)%	26.56%	(10.59)%	65.17%
Ratios to Average Net Assets(d)
Total expenses	1.07%	1.04%	1.07%	1.03%	1.11%
Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.91%	0.91%	0.91%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	0.91%	0.91%	0.91%	0.91%	0.91%
Net investment income	2.49%	2.54%	2.59%	3.28%	3.05%
Supplemental Data
Net assets, end of year (000)	$ 115,531	$ 89,899	$ 116,190	$ 153,530	$ 128,580
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.74	$ 14.15	$ 11.58	$ 13.33	$ 8.31
Net investment income(a)	0.31	0.29	0.29	0.37	0.27
Net realized and unrealized gain (loss)	4.77	(1.40)	2.67	(1.84)	4.97
Net increase (decrease) from investment operations	5.08	(1.11)	2.96	(1.47)	5.24
Distributions from net investment income(b)	(0.34)	(0.30)	(0.39)	(0.28)	(0.22)
Net asset value, end of year	$ 17.48	$ 12.74	$ 14.15	$ 11.58	$ 13.33
Total Return(c)
Based on net asset value	40.67%	(8.00)%	26.06%	(10.97)%	64.51%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.31%	1.36%	1.33%	1.43%
Total expenses after fees waived and/or reimbursed	1.32%	1.30%	1.32%	1.32%	1.32%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.32%	1.29%	1.32%	1.32%	1.32%
Net investment income	2.07%	2.17%	2.22%	2.94%	2.66%
Supplemental Data
Net assets, end of year (000)	$ 217,092	$ 159,042	$ 209,291	$ 204,035	$ 232,979
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
382026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.23	$ 13.61	$ 11.14	$ 12.83	$ 8.01
Net investment income(a)	0.20	0.19	0.19	0.27	0.19
Net realized and unrealized gain (loss)	4.59	(1.36)	2.57	(1.76)	4.79
Net increase (decrease) from investment operations	4.79	(1.17)	2.76	(1.49)	4.98
Distributions from net investment income(b)	(0.24)	(0.21)	(0.29)	(0.20)	(0.16)
Net asset value, end of year	$ 16.78	$ 12.23	$ 13.61	$ 11.14	$ 12.83
Total Return(c)
Based on net asset value	39.72%	(8.68)%	25.20%	(11.57)%	63.37%
Ratios to Average Net Assets(d)
Total expenses	2.08%	2.01%	2.10%	2.05%	2.16%
Total expenses after fees waived and/or reimbursed	2.05%	2.00%	2.04%	2.03%	2.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	2.04%	1.99%	2.04%	2.03%	2.04%
Net investment income	1.37%	1.51%	1.49%	2.22%	1.92%
Supplemental Data
Net assets, end of year (000)	$ 17,449	$ 15,737	$ 17,804	$ 19,054	$ 26,559
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.10	$ 74.83	$ 68.47	$ 72.10	$ 81.77
Net investment income(a)	0.33	0.29	0.32	0.34	0.24
Net realized and unrealized gain (loss)	10.19	(4.19)	8.71	1.07	(2.75)
Net increase (decrease) from investment operations	10.52	(3.90)	9.03	1.41	(2.51)
Distributions(b)
From net investment income	(0.28)	(0.25)	(0.33)	(0.38)	(0.16)
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(7.00)
Total distributions	(6.97)	(5.83)	(2.67)	(5.04)	(7.16)
Net asset value, end of year	$ 68.65	$ 65.10	$ 74.83	$ 68.47	$ 72.10
Total Return(c)
Based on net asset value	17.12%	(5.77)%	13.57%	2.25%	(3.55)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.86%	0.84%	0.84%	0.84%	0.85%
Total expenses after fees waived and/or reimbursed	0.86%	0.84%	0.84%	0.84%	0.85%
Net investment income	0.49%	0.40%	0.45%	0.49%	0.31%
Supplemental Data
Net assets, end of year (000)	$ 2,911,925	$ 3,295,418	$ 4,374,721	$ 4,436,816	$ 5,062,514
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
402026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 60.72	$ 70.27	$ 64.44	$ 68.16	$ 77.63
Net investment income(a)	0.12	0.06	0.10	0.13	0.01
Net realized and unrealized gain (loss)	9.45	(3.91)	8.20	1.00	(2.61)
Net increase (decrease) from investment operations	9.57	(3.85)	8.30	1.13	(2.60)
Distributions(b)
From net investment income	(0.16)	(0.12)	(0.13)	(0.19)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.87)
Total distributions	(6.85)	(5.70)	(2.47)	(4.85)	(6.87)
Net asset value, end of year	$ 63.44	$ 60.72	$ 70.27	$ 64.44	$ 68.16
Total Return(c)
Based on net asset value	16.76%	(6.08)%	13.24%	1.94%	(3.83)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.16%	1.15%	1.14%	1.14%	1.14%
Total expenses after fees waived and/or reimbursed	1.16%	1.15%	1.14%	1.14%	1.14%
Net investment income	0.19%	0.09%	0.15%	0.19%	0.02%
Supplemental Data
Net assets, end of year (000)	$ 22,298	$ 24,526	$ 31,141	$ 33,055	$ 36,625
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 60.37	$ 69.88	$ 64.11	$ 67.84	$ 77.31
Net investment income(a)	0.15	0.11	0.13	0.16	0.05
Net realized and unrealized gain (loss)	9.41	(3.89)	8.15	0.99	(2.59)
Net increase (decrease) from investment operations	9.56	(3.78)	8.28	1.15	(2.54)
Distributions(b)
From net investment income	(0.19)	(0.15)	(0.17)	(0.22)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.93)
Total distributions	(6.88)	(5.73)	(2.51)	(4.88)	(6.93)
Net asset value, end of year	$ 63.05	$ 60.37	$ 69.88	$ 64.11	$ 67.84
Total Return(c)
Based on net asset value	16.86%	(6.03)%	13.28%	1.99%	(3.78)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.11%	1.09%	1.09%	1.09%	1.09%
Total expenses after fees waived and/or reimbursed	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income	0.24%	0.16%	0.20%	0.24%	0.07%
Supplemental Data
Net assets, end of year (000)	$ 2,171,474	$ 2,287,338	$ 2,851,925	$ 2,865,706	$ 3,151,912
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
422026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 48.18	$ 57.16	$ 53.11	$ 57.24	$ 66.15
Net investment loss(a)	(0.27)	(0.34)	(0.31)	(0.27)	(0.43)
Net realized and unrealized gain (loss)	7.37	(3.06)	6.70	0.80	(2.17)
Net increase (decrease) from investment operations	7.10	(3.40)	6.39	0.53	(2.60)
Distributions from net realized gain(b)	(6.69)	(5.58)	(2.34)	(4.66)	(6.31)
Net asset value, end of year	$ 48.59	$ 48.18	$ 57.16	$ 53.11	$ 57.24
Total Return(c)
Based on net asset value	15.92%	(6.73)%	12.42%	1.22%	(4.50)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.89%	1.85%	1.86%	1.85%	1.84%
Total expenses after fees waived and/or reimbursed	1.89%	1.85%	1.86%	1.85%	1.84%
Net investment loss	(0.55)%	(0.61)%	(0.57)%	(0.51)%	(0.68)%
Supplemental Data
Net assets, end of year (000)	$ 135,294	$ 192,391	$ 311,994	$ 404,306	$ 542,880
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.23	$ 74.95	$ 68.58	$ 72.21	$ 81.91
Net investment income(a)	0.40	0.36	0.39	0.40	0.33
Net realized and unrealized gain (loss)	10.23	(4.21)	8.72	1.08	(2.77)
Net increase (decrease) from investment operations	10.63	(3.85)	9.11	1.48	(2.44)
Distributions(b)
From net investment income	(0.33)	(0.29)	(0.40)	(0.45)	(0.26)
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(7.00)
Total distributions	(7.02)	(5.87)	(2.74)	(5.11)	(7.26)
Net asset value, end of year	$ 68.84	$ 65.23	$ 74.95	$ 68.58	$ 72.21
Total Return(c)
Based on net asset value	17.25%	(5.71)%	13.68%	2.34%	(3.44)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.75%	0.75%	0.75%	0.75%	0.74%
Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	0.59%	0.50%	0.54%	0.59%	0.42%
Supplemental Data
Net assets, end of year (000)	$ 455,350	$ 439,082	$ 496,504	$ 487,287	$ 436,984
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
442026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 58.13	$ 67.59	$ 62.14	$ 65.94	$ 75.28
Net investment loss(a)	(0.07)	(0.13)	(0.11)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	9.03	(3.74)	7.90	0.96	(2.52)
Net increase (decrease) from investment operations	8.96	(3.87)	7.79	0.88	(2.73)
Distributions(b)
From net investment income	(0.07)	(0.01)	—	(0.02)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.61)
Total distributions	(6.76)	(5.59)	(2.34)	(4.68)	(6.61)
Net asset value, end of year	$ 60.33	$ 58.13	$ 67.59	$ 62.14	$ 65.94
Total Return(c)
Based on net asset value	16.43%	(6.36)%	12.88%	1.62%	(4.12)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.46%	1.45%	1.46%	1.46%	1.45%
Total expenses after fees waived and/or reimbursed	1.46%	1.44%	1.46%	1.46%	1.45%
Net investment loss	(0.12)%	(0.20)%	(0.17)%	(0.13)%	(0.29)%
Supplemental Data
Net assets, end of year (000)	$ 203,512	$ 207,671	$ 247,848	$ 242,080	$ 263,195
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 27.86	$ 29.01	$ 26.23	$ 29.54	$ 29.99
Net investment income(a)	2.41	2.31	1.89	1.86	1.99
Net realized and unrealized gain (loss)	3.37	(1.15)	2.78	(3.25)	(0.20)
Net increase (decrease) from investment operations	5.78	1.16	4.67	(1.39)	1.79
Distributions(b)
From net investment income	(2.42)	(2.31)	(1.89)	(1.86)	(1.95)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(2.42)	(2.31)	(1.89)	(1.92)	(2.24)
Net asset value, end of year	$ 31.22	$ 27.86	$ 29.01	$ 26.23	$ 29.54
Total Return(c)
Based on net asset value	21.49%	4.06%	18.41%	(4.70)%	6.28%(d)
Ratios to Average Net Assets(e)
Total expenses	1.00%	0.98%	0.99%	1.00%	1.02%
Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	8.12%	8.07%	6.89%	6.81%	6.76%
Supplemental Data
Net assets, end of year (000)	$ 1,582,295	$ 1,294,020	$ 1,446,440	$ 1,475,683	$ 953,582
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
462026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 23.31	$ 24.27	$ 21.94	$ 24.73	$ 25.16
Net investment income(a)	1.95	1.87	1.53	1.49	1.58
Net realized and unrealized gain (loss)	2.82	(0.96)	2.32	(2.72)	(0.14)
Net increase (decrease) from investment operations	4.77	0.91	3.85	(1.23)	1.44
Distributions(b)
From net investment income	(1.96)	(1.87)	(1.52)	(1.50)	(1.58)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(1.96)	(1.87)	(1.52)	(1.56)	(1.87)
Net asset value, end of year	$ 26.12	$ 23.31	$ 24.27	$ 21.94	$ 24.73
Total Return(c)
Based on net asset value	21.19%	3.81%	18.14%	(4.96)%	5.99%(d)
Ratios to Average Net Assets(e)
Total expenses	1.23%	1.22%	1.23%	1.24%	1.31%
Total expenses after fees waived and/or reimbursed	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.87%	7.83%	6.65%	6.54%	6.41%
Supplemental Data
Net assets, end of year (000)	$ 325,227	$ 286,435	$ 303,692	$ 296,254	$ 293,050
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 14.46	$ 15.06	$ 13.62	$ 15.37	$ 15.75
Net investment income(a)	1.10	1.05	0.84	0.82	0.87
Net realized and unrealized gain (loss)	1.75	(0.60)	1.44	(1.68)	(0.09)
Net increase (decrease) from investment operations	2.85	0.45	2.28	(0.86)	0.78
Distributions(b)
From net investment income	(1.10)	(1.05)	(0.84)	(0.83)	(0.87)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(1.10)	(1.05)	(0.84)	(0.89)	(1.16)
Net asset value, end of year	$ 16.21	$ 14.46	$ 15.06	$ 13.62	$ 15.37
Total Return(c)
Based on net asset value	20.35%	3.01%	17.22%	(5.63)%	5.17%(d)
Ratios to Average Net Assets(e)
Total expenses	1.96%	1.97%	1.98%	1.98%	2.04%
Total expenses after fees waived and/or reimbursed	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	7.12%	7.08%	5.90%	5.80%	5.67%
Supplemental Data
Net assets, end of year (000)	$ 68,185	$ 60,229	$ 62,685	$ 59,276	$ 42,543
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
482026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 27.84	$ 28.99	$ 26.21	$ 29.53	$ 30.00
Net investment income(a)	2.42	2.32	1.91	1.87	2.00
Net realized and unrealized gain (loss)	3.37	(1.15)	2.77	(3.25)	(0.21)
Net increase (decrease) from investment operations	5.79	1.17	4.68	(1.38)	1.79
Distributions(b)
From net investment income	(2.43)	(2.32)	(1.90)	(1.88)	(1.97)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(2.43)	(2.32)	(1.90)	(1.94)	(2.26)
Net asset value, end of year	$ 31.20	$ 27.84	$ 28.99	$ 26.21	$ 29.53
Total Return(c)
Based on net asset value	21.57%	4.11%	18.48%	(4.68)%	6.27%(d)
Ratios to Average Net Assets(e)
Total expenses	0.89%	0.89%	0.88%	0.89%	0.98%
Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	8.17%	8.10%	6.94%	6.88%	6.76%
Supplemental Data
Net assets, end of year (000)	$ 128,157	$ 154,487	$ 219,915	$ 137,700	$ 535
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.06	$ 39.18	$ 32.79	$ 32.83	$ 45.95
Net investment loss(a)	(0.24)	(0.21)	(0.14)	(0.08)	(0.23)
Net realized and unrealized gain (loss)	4.30	4.09	6.53	0.04	(10.52)
Net increase (decrease) from investment operations	4.06	3.88	6.39	(0.04)	(10.75)
Distributions from net realized gain(b)	(7.64)	—	—	—	(2.37)
Net asset value, end of year	$ 39.48	$ 43.06	$ 39.18	$ 32.79	$ 32.83
Total Return(c)
Based on net asset value	10.53%	9.90%	19.49%	(0.12)%	(24.87)%
Ratios to Average Net Assets(d)
Total expenses	0.86%	0.83%	0.85%	0.84%	0.81%
Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.59)%	(0.51)%	(0.38)%	(0.25)%	(0.52)%
Supplemental Data
Net assets, end of year (000)	$ 2,415,302	$ 3,641,577	$ 5,194,320	$ 5,266,832	$ 7,095,644
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
502026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 38.19	$ 34.85	$ 29.23	$ 29.34	$ 41.34
Net investment loss(a)	(0.30)	(0.28)	(0.21)	(0.14)	(0.31)
Net realized and unrealized gain (loss)	3.77	3.62	5.83	0.03	(9.39)
Net increase (decrease) from investment operations	3.47	3.34	5.62	(0.11)	(9.70)
Distributions from net realized gain(b)	(7.56)	—	—	—	(2.30)
Net asset value, end of year	$ 34.10	$ 38.19	$ 34.85	$ 29.23	$ 29.34
Total Return(c)
Based on net asset value	10.29%	9.58%	19.23%	(0.38)%	(25.06)%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.14%	1.12%	1.10%	1.09%
Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.84)%	(0.76)%	(0.63)%	(0.50)%	(0.77)%
Supplemental Data
Net assets, end of year (000)	$ 18,912	$ 46,071	$ 59,731	$ 62,693	$ 81,276
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 36.39	$ 33.20	$ 27.85	$ 27.96	$ 39.50
Net investment loss(a)	(0.28)	(0.27)	(0.20)	(0.14)	(0.29)
Net realized and unrealized gain (loss)	3.57	3.46	5.55	0.03	(8.94)
Net increase (decrease) from investment operations	3.29	3.19	5.35	(0.11)	(9.23)
Distributions from net realized gain(b)	(7.60)	—	—	—	(2.31)
Net asset value, end of year	$ 32.08	$ 36.39	$ 33.20	$ 27.85	$ 27.96
Total Return(c)
Based on net asset value	10.29%	9.61%	19.21%	(0.39)%	(25.05)%
Ratios to Average Net Assets(d)
Total expenses	1.12%	1.11%	1.13%	1.13%	1.09%
Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.85)%	(0.76)%	(0.63)%	(0.50)%	(0.78)%
Supplemental Data
Net assets, end of year (000)	$ 1,311,679	$ 1,492,673	$ 1,622,438	$ 1,637,289	$ 1,913,190
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
522026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 26.64	$ 24.48	$ 20.69	$ 20.93	$ 30.22
Net investment loss(a)	(0.37)	(0.39)	(0.32)	(0.25)	(0.43)
Net realized and unrealized gain (loss)	2.46	2.55	4.11	0.01	(6.67)
Net increase (decrease) from investment operations	2.09	2.16	3.79	(0.24)	(7.10)
Distributions from net realized gain(b)	(7.49)	—	—	—	(2.19)
Net asset value, end of year	$ 21.24	$ 26.64	$ 24.48	$ 20.69	$ 20.93
Total Return(c)
Based on net asset value	9.42%	8.82%	18.32%	(1.15)%	(25.61)%
Ratios to Average Net Assets(d)
Total expenses	1.84%	1.81%	1.84%	1.83%	1.78%
Total expenses after fees waived and/or reimbursed	1.80%	1.80%	1.80%	1.80%	1.78%
Net investment loss	(1.58)%	(1.51)%	(1.38)%	(1.25)%	(1.51)%
Supplemental Data
Net assets, end of year (000)	$ 95,696	$ 149,020	$ 184,966	$ 194,849	$ 243,284
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.35	$ 39.42	$ 32.95	$ 32.96	$ 46.10
Net investment loss(a)	(0.21)	(0.17)	(0.11)	(0.05)	(0.17)
Net realized and unrealized gain (loss)	4.35	4.10	6.58	0.04	(10.58)
Net increase (decrease) from investment operations	4.14	3.93	6.47	(0.01)	(10.75)
Distributions from net realized gain(b)	(7.67)	—	—	—	(2.39)
Net asset value, end of year	$ 39.82	$ 43.35	$ 39.42	$ 32.95	$ 32.96
Total Return(c)
Based on net asset value	10.64%	9.97%	19.64%	(0.03)%	(24.79)%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.71%	0.71%	0.71%	0.70%
Total expenses after fees waived and/or reimbursed	0.73%	0.71%	0.71%	0.71%	0.70%
Net investment loss	(0.50)%	(0.42)%	(0.29)%	(0.15)%	(0.40)%
Supplemental Data
Net assets, end of year (000)	$ 1,707,103	$ 3,245,830	$ 4,520,357	$ 4,233,488	$ 4,376,642
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
542026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 35.24	$ 32.23	$ 27.11	$ 27.28	$ 38.65
Net investment loss(a)	(0.35)	(0.34)	(0.26)	(0.20)	(0.37)
Net realized and unrealized gain (loss)	3.43	3.35	5.38	0.03	(8.73)
Net increase (decrease) from investment operations	3.08	3.01	5.12	(0.17)	(9.10)
Distributions from net realized gain(b)	(7.53)	—	—	—	(2.27)
Net asset value, end of year	$ 30.79	$ 35.24	$ 32.23	$ 27.11	$ 27.28
Total Return(c)
Based on net asset value	9.99%	9.34%	18.89%	(0.62)%	(25.24)%
Ratios to Average Net Assets(d)
Total expenses	1.43%	1.42%	1.41%	1.42%	1.40%
Total expenses after fees waived and/or reimbursed	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment loss	(1.09)%	(1.01)%	(0.88)%	(0.75)%	(1.02)%
Supplemental Data
Net assets, end of year (000)	$ 52,122	$ 74,633	$ 85,328	$ 93,427	$ 93,527
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 73.22	$ 65.44	$ 47.74	$ 45.31	$ 64.81
Net investment loss(a)	(0.44)	(0.33)	(0.23)	(0.13)	(0.30)
Net realized and unrealized gain (loss)	44.68	10.97	17.93	2.56	(14.51)
Net increase (decrease) from investment operations	44.24	10.64	17.70	2.43	(14.81)
Distributions(b)
From net investment income	(1.13)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.69)
Total distributions	(9.48)	(2.86)	—	—	(4.69)
Net asset value, end of year	$ 107.98	$ 73.22	$ 65.44	$ 47.74	$ 45.31
Total Return(c)
Based on net asset value	65.73%	16.22%	37.08%	5.36%	(25.09)%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.93%	0.97%	0.98%	0.94%
Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment loss	(0.54)%	(0.46)%	(0.41)%	(0.30)%	(0.48)%
Supplemental Data
Net assets, end of year (000)	$ 4,287,703	$ 3,071,365	$ 2,751,350	$ 2,316,550	$ 2,943,616
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
562026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 67.65	$ 60.78	$ 44.45	$ 42.30	$ 60.86
Net investment loss(a)	(0.59)	(0.47)	(0.34)	(0.21)	(0.42)
Net realized and unrealized gain (loss)	40.96	10.20	16.67	2.36	(13.52)
Net increase (decrease) from investment operations	40.37	9.73	16.33	2.15	(13.94)
Distributions(b)
From net investment income	(1.02)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.62)
Total distributions	(9.37)	(2.86)	—	—	(4.62)
Net asset value, end of year	$ 98.65	$ 67.65	$ 60.78	$ 44.45	$ 42.30
Total Return(c)
Based on net asset value	65.35%	15.96%	36.74%	5.08%	(25.28)%
Ratios to Average Net Assets(d)
Total expenses	1.23%	1.21%	1.21%	1.20%	1.19%
Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment loss	(0.79)%	(0.71)%	(0.67)%	(0.55)%	(0.73)%
Supplemental Data
Net assets, end of year (000)	$ 67,612	$ 50,592	$ 46,993	$ 47,332	$ 55,439
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.93	$ 59.29	$ 43.37	$ 41.27	$ 59.47
Net investment loss(a)	(0.58)	(0.46)	(0.33)	(0.21)	(0.41)
Net realized and unrealized gain (loss)	39.83	9.96	16.25	2.31	(13.19)
Net increase (decrease) from investment operations	39.25	9.50	15.92	2.10	(13.60)
Distributions(b)
From net investment income	(1.03)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.60)
Total distributions	(9.38)	(2.86)	—	—	(4.60)
Net asset value, end of year	$ 95.80	$ 65.93	$ 59.29	$ 43.37	$ 41.27
Total Return(c)
Based on net asset value	65.35%	15.96%	36.71%	5.09%	(25.28)%
Ratios to Average Net Assets(d)
Total expenses	1.19%	1.19%	1.21%	1.23%	1.21%
Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment loss	(0.79)%	(0.71)%	(0.66)%	(0.54)%	(0.73)%
Supplemental Data
Net assets, end of year (000)	$ 3,247,176	$ 2,116,250	$ 1,959,752	$ 1,572,976	$ 1,695,648
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
582026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 51.21	$ 46.92	$ 34.58	$ 33.17	$ 48.77
Net investment loss(a)	(0.84)	(0.73)	(0.56)	(0.40)	(0.68)
Net realized and unrealized gain (loss)	30.06	7.88	12.90	1.81	(10.52)
Net increase (decrease) from investment operations	29.22	7.15	12.34	1.41	(11.20)
Distributions(b)
From net investment income	(0.81)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.40)
Total distributions	(9.16)	(2.86)	—	—	(4.40)
Net asset value, end of year	$ 71.27	$ 51.21	$ 46.92	$ 34.58	$ 33.17
Total Return(c)
Based on net asset value	64.33%	15.15%	35.68%	4.25%	(25.81)%
Ratios to Average Net Assets(d)
Total expenses	1.92%	1.92%	1.97%	1.98%	1.92%
Total expenses after fees waived and/or reimbursed	1.91%	1.91%	1.92%	1.92%	1.91%
Net investment loss	(1.53)%	(1.46)%	(1.42)%	(1.30)%	(1.47)%
Supplemental Data
Net assets, end of year (000)	$ 373,835	$ 288,545	$ 292,034	$ 259,247	$ 291,802
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 73.49	$ 65.61	$ 47.83	$ 45.37	$ 64.89
Net investment loss(a)	(0.37)	(0.27)	(0.19)	(0.10)	(0.24)
Net realized and unrealized gain (loss)	44.87	11.01	17.97	2.56	(14.55)
Net increase (decrease) from investment operations	44.50	10.74	17.78	2.46	(14.79)
Distributions(b)
From net investment income	(1.17)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.73)
Total distributions	(9.52)	(2.86)	—	—	(4.73)
Net asset value, end of year	$ 108.47	$ 73.49	$ 65.61	$ 47.83	$ 45.37
Total Return(c)
Based on net asset value	65.88%	16.33%	37.17%	5.42%	(25.05)%
Ratios to Average Net Assets(d)
Total expenses	0.83%	0.84%	0.85%	0.87%	0.84%
Total expenses after fees waived and/or reimbursed	0.83%	0.83%	0.85%	0.87%	0.83%
Net investment loss	(0.45)%	(0.38)%	(0.34)%	(0.24)%	(0.38)%
Supplemental Data
Net assets, end of year (000)	$ 602,102	$ 479,904	$ 241,109	$ 157,185	$ 135,879
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
602026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.71	$ 59.25	$ 43.44	$ 41.44	$ 59.75
Net investment loss(a)	(0.76)	(0.61)	(0.46)	(0.30)	(0.56)
Net realized and unrealized gain (loss)	39.66	9.93	16.27	2.30	(13.25)
Net increase (decrease) from investment operations	38.90	9.32	15.81	2.00	(13.81)
Distributions(b)
From net investment income	(0.92)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.50)
Total distributions	(9.27)	(2.86)	—	—	(4.50)
Net asset value, end of year	$ 95.34	$ 65.71	$ 59.25	$ 43.44	$ 41.44
Total Return(c)
Based on net asset value	64.95%	15.68%	36.39%	4.83%	(25.47)%
Ratios to Average Net Assets(d)
Total expenses	1.52%	1.53%	1.55%	1.58%	1.54%
Total expenses after fees waived and/or reimbursed	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment loss	(1.04)%	(0.96)%	(0.91)%	(0.79)%	(0.98)%
Supplemental Data
Net assets, end of year (000)	$ 77,290	$ 50,196	$ 44,320	$ 35,771	$ 35,001
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Capital Appreciation Fund, Inc. and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Capital Appreciation Fund, Inc. is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Capital Appreciation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”
The Board previously approved certain changes to Mid-Cap Growth Equity’s investment strategy. The Fund normally invests at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such securities or related market risk factors. These changes were effective on September 26, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those
622026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds, excluding High Equity Income, are recorded on the ex-dividend dates. For High Equity Income, distributions from net investment income are declared daily and paid monthly. For High Equity Income, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing
Notes to Financial Statements

Notes to Financial Statements  (continued)
services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
642026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity.  The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Health Sciences Opportunities
Barclays Capital, Inc.	$46,407	$(46,407)	$—	$—
Citigroup Global Markets, Inc.	12,474,696	(12,425,532)	—	49,164
Goldman Sachs & Co. LLC	3,195,231	(3,175,473)	—	19,758
J.P. Morgan Securities LLC	12,634,490	(12,634,490)	—	—
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Health Sciences Opportunities (continued)
Jefferies LLC	$1,186,591	$(1,186,591)	$—	$—
Morgan Stanley	5,324,492	(5,324,492)	—	—
National Financial Services LLC	2,917,027	(2,917,027)	—	—
TD Securities (USA) LLC	808,548	(808,548)	—	—
	$38,587,482	$(38,518,560)	$—	$68,922
High Equity Income
Goldman Sachs & Co. LLC	$219,323	$(219,323)	$—	$—
Mid-Cap Growth Equity
Goldman Sachs & Co. LLC	$8,592,874	$(8,592,874)	$—	$—
J.P. Morgan Securities LLC	30,612,896	(30,612,896)	—	—
Morgan Stanley	60,952,982	(60,952,982)	—	—
National Financial Services LLC	17,238,104	(16,147,825)	—	1,090,279
State Street Bank & Trust Co.	4,715,000	(4,715,000)	—	—
	$122,111,856	$(121,021,577)	$—	$1,090,279
Technology Opportunities
Citigroup Global Markets, Inc.	$277,184	$(277,184)	$—	$—
Goldman Sachs & Co. LLC	29,675,888	(29,675,888)	—	—
J.P. Morgan Securities LLC	14,226,176	(14,226,176)	—	—
Nomura Securities International, Inc.	130,784	(130,784)	—	—
	$44,310,032	$(44,310,032)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of May 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550
662026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Investment Advisory Fees
Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

Investment Advisory Fees
Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees
Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

	Investment Advisory Fees
Average Daily Net Assets	High Equity Income	Technology Opportunities
First $1 billion	0.810%	0.820%
$1 billion - $3 billion	0.760	0.770
$3 billion - $5 billion	0.730	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700
With respect to Energy Opportunities, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Capital Appreciation		Energy Opportunities		Health Sciences Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%%	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A	0.25	0.25

	High Equity Income		Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%%	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$ —	$ 5,526,627	$ 386,214	$ 125,478	$ 6,038,319
Energy Opportunities	—	452,717	164,115	—	616,832
Health Sciences Opportunities	58,389	5,696,393	1,637,364	1,065,678	8,457,824
High Equity Income	—	767,804	644,141	—	1,411,945
Mid-Cap Growth Equity	60,873	3,457,338	1,242,152	287,382	5,047,745
Technology Opportunities	139,171	6,148,208	3,127,385	287,081	9,701,845
Administration: The Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$ 20,537	$ —	$ 36,170	$ 3,281	$ —	$ —	$ 59,988
Health Sciences Opportunities	628,244	4,673	455,848	32,805	93,113	42,634	1,257,317
High Equity Income	288,633	—	61,380	12,872	29,790	—	392,675
Mid-Cap Growth Equity	603,130	4,880	276,682	24,870	450,815	11,504	1,371,881
Technology Opportunities	687,468	11,129	491,553	62,540	102,250	11,475	1,366,415
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Total
Capital Appreciation	$ 184,186	$ 184,186
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 4,623	$ —	$ 129,455	$ 10,134	$ 3,781	$ 317	$ 148,310
Energy Opportunities	2,492	—	32,882	1,998	—	—	37,372
Health Sciences Opportunities	18,325	551	103,045	14,748	2,628	1,486	140,783
High Equity Income	3,432	—	20,924	2,500	531	—	27,387
Mid-Cap Growth Equity	8,775	303	197,951	7,856	8,500	1,451	224,836
Technology Opportunities	21,295	319	73,735	11,966	2,016	869	110,200
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 741,980	$ —	$ 1,857,015	$ 67,003	$ 24,006	$ 47,874	$ 2,737,878
Energy Opportunities	156,272	—	344,507	25,711	—	—	526,490
Health Sciences Opportunities	3,328,497	37,273	2,396,544	237,031	17,443	452,866	6,469,654
High Equity Income	1,613,994	—	289,588	50,655	9,264	—	1,963,501
Mid-Cap Growth Equity	4,159,318	46,967	2,057,182	156,906	272,332	124,320	6,817,025
Technology Opportunities	3,753,741	84,498	2,779,671	286,948	12,277	110,118	7,027,253
682026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
Capital Appreciation	$ 35,004
Energy Opportunities	11,783
Health Sciences Opportunities	24,023
High Equity Income	40,563
Mid-Cap Growth Equity	26,010
Technology Opportunities	119,537
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Capital Appreciation	$ 9,008	$ 5,304
Energy Opportunities	3,587	4,536
Health Sciences Opportunities	4,727	9,284
High Equity Income	4,131	2,720
Mid-Cap Growth Equity	2,190	5,358
Technology Opportunities	3,923	25,650
Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of Capital Appreciation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$ 9,132
Energy Opportunities	2,693
Health Sciences Opportunities	38,166
High Equity Income	50,750
Mid-Cap Growth Equity	14,034
Technology Opportunities	19,246
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Capital Appreciation	Energy Opportunities	High Equity Income	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.91%	0.85%	0.80%	0.92%
Service	N/A	N/A	N/A	1.05	1.17
Investor A	0.92	1.32	1.10	1.05	1.17
Investor C	1.67	2.04	1.85	1.80	1.92
Class K	0.62	N/A	0.80	0.75	0.87
Class R	1.17	N/A	N/A	1.30	1.42
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 (or June 30, 2036 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, the amounts included in the Statements of Operations were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$ 631,332
Energy Opportunities	451
High Equity Income	1,144,928
Notes to Financial Statements

Notes to Financial Statements  (continued)
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$ 20,537	$ —	$ 28,818	$ 2,776	$ —	$ —	$ 52,131
High Equity Income	288,633	—	61,380	12,849	29,790	—	392,652
Mid-Cap Growth Equity	603,130	4,880	276,683	24,855	—	11,504	921,052
Technology Opportunities	459,436	11,129	394,911	10,033	—	11,475	886,984

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 311,152	$ —	$ 755,006	$ 47,623	$ 24,006	$ 35,328	$ 1,173,115
Energy Opportunities	139,528	—	34,500	2,437	—	—	176,465
High Equity Income	884,566	—	135,823	18,510	9,264	—	1,048,163
Mid-Cap Growth Equity	993,151	21,018	613,165	25,963	—	63,742	1,717,039
Technology Opportunities	5,611	20,187	37,635	—	—	43,898	107,331
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities each retain 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the securities lending agreement effective as of January 1, 2026, Energy Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specific threshold, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Capital Appreciation	$ 3,362
Energy Opportunities	159
Health Sciences Opportunities	140,901
High Equity Income	2,763
Mid-Cap Growth Equity	116,281
702026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund Name	Amounts
Technology Opportunities	$ 290,707
Directors and Officers: Certain directors and/or officers of Capital Appreciation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to Capital Appreciation’s/the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Capital Appreciation	$ 3,695,804,610	$ 4,250,542,013
Energy Opportunities	114,479,728	124,634,528
Health Sciences Opportunities	3,072,020,339	4,349,471,746
High Equity Income	1,902,294,464	2,055,197,906
Mid-Cap Growth Equity	8,334,867,932	12,154,896,185
Technology Opportunities	3,896,152,251	4,779,680,068
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to distributions in connection with fund share redemptions and net operating losses were reclassified to the following accounts:
Fund Name	Paid-in capital	Accumulated earnings (loss)
Capital Appreciation	$ (15,983,178)	$ 15,983,178
Health Sciences Opportunities	47,126,334	(47,126,334)
Mid-Cap Growth Equity	195,279,962	(195,279,962)
Notes to Financial Statements

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
Capital Appreciation
Ordinary income	$ —	$ 27,766,660
Long term capital gains	629,822,008	404,359,122
	$ 629,822,008	$ 432,125,782
Energy Opportunities
Ordinary income	$ 6,947,490	$ 7,167,387
Health Sciences Opportunities
Ordinary income	$ 21,667,334	$ 21,909,727
Long term capital gains	649,236,796	623,859,359
	$ 670,904,130	$ 645,769,086
High Equity Income
Ordinary income	$ 158,300,754	$ 153,807,332
Mid-Cap Growth Equity
Ordinary income	$ 266,999,924	$ —
Long term capital gains	1,050,350,958	—
	$ 1,317,350,882	$ —
Technology Opportunities
Ordinary income	$ 98,430,562	$ —
Long term capital gains	724,014,756	244,341,984
	$ 822,445,318	$ 244,341,984
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Qualified Late-Year Ordinary Losses(c)	Total
Capital Appreciation	$ —	$ 707,732,650	$ —	$ 2,042,741,841	$ —	$ (9,127,210)	$ 2,741,347,281
Energy Opportunities	2,538,435	—	(260,852,124)	141,611,596	—	—	(116,702,093)
Health Sciences Opportunities	—	567,203,673	—	2,336,209,458	—	—	2,903,413,131
High Equity Income	673,311	—	(47,508,794)	235,461,510	—	—	188,626,027
Mid-Cap Growth Equity	—	758,028,213	—	1,595,315,321	(186,073,902)	(22,779,106)	2,144,490,526
Technology Opportunities	—	706,786,985	—	5,387,234,535	(58,458,617)	(86,009,571)	5,949,553,332

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended May 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Energy Opportunities	$ 9,560,479
High Equity Income	46,789,218
As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$ 1,998,323,755	$ 2,065,239,864	$ (22,498,023)	$ 2,042,741,841
Energy Opportunities	207,373,119	144,536,199	(2,930,431)	141,605,768
Health Sciences Opportunities	3,589,881,895	2,474,078,904	(137,933,008)	2,336,145,896
High Equity Income	1,979,659,538	284,284,123	(48,837,010)	235,447,113
Mid-Cap Growth Equity	4,089,803,057	1,644,178,353	(48,904,294)	1,595,274,059
Technology Opportunities	3,361,907,782	5,435,073,811	(47,658,909)	5,387,414,902

722026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8.
BANK BORROWINGS
Capital Appreciation and the Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	2,361,900	$101,560,178	2,710,540	$112,834,100
Shares issued in reinvestment of distributions	2,583,609	111,114,805	1,780,020	75,331,070
Shares redeemed	(4,588,293)	(201,333,162)	(3,821,884)	(162,356,316)
	357,216	$11,341,821	668,676	$25,808,854
Investor A
Shares sold and automatic conversion of shares	1,904,970	$69,587,143	2,783,717	$100,946,288
Shares issued in reinvestment of distributions	10,068,147	362,318,756	6,895,509	250,959,260
Shares redeemed	(9,724,324)	(354,258,490)	(10,004,202)	(362,895,783)
	2,248,793	$77,647,409	(324,976)	$(10,990,235)
Investor C
Shares sold	359,920	$5,078,943	321,989	$5,772,361
Shares issued in reinvestment of distributions	1,070,759	15,151,383	528,664	9,494,605
Shares redeemed and automatic conversion of shares	(947,304)	(13,577,704)	(710,891)	(12,777,860)
	483,375	$6,652,622	139,762	$2,489,106
Class K
Shares sold	1,002,957	$44,002,431	1,314,311	$55,940,126
Shares issued in reinvestment of distributions	1,968,846	86,051,313	1,319,751	56,569,322
Shares redeemed	(2,615,431)	(113,674,386)	(2,046,318)	(87,771,711)
	356,372	$16,379,358	587,744	$24,737,737
Class R
Shares sold	175,495	$3,977,381	192,144	$4,633,334
Shares issued in reinvestment of distributions	313,208	6,872,712	180,101	4,414,337
Shares redeemed	(323,776)	(7,146,426)	(396,828)	(9,704,008)
	164,927	$3,703,667	(24,583)	$(656,337)
	3,610,683	$115,724,877	1,046,623	$41,389,125
Energy Opportunities
Institutional
Shares sold	1,531,424	$24,731,177	2,415,823	$33,321,224
Shares issued in reinvestment of distributions	187,509	2,657,167	194,227	2,730,593
Shares redeemed	(2,158,895)	(34,539,153)	(3,732,110)	(50,997,270)
	(439,962)	$(7,150,809)	(1,122,060)	$(14,945,453)
Investor A
Shares sold and automatic conversion of shares	4,959,781	$82,771,556	3,044,257	$40,806,852
Shares issued in reinvestment of distributions	287,085	3,942,265	292,834	3,996,854
Shares redeemed	(5,313,872)	(84,175,589)	(5,642,592)	(75,268,033)
	(67,006)	$2,538,232	(2,305,501)	$(30,464,327)
742026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Energy Opportunities (continued)
Investor C
Shares sold	143,449	$2,224,120	542,016	$7,024,241
Shares issued in reinvestment of distributions	20,799	274,782	22,181	290,421
Shares redeemed and automatic conversion of shares	(410,924)	(5,955,788)	(585,964)	(7,345,612)
	(246,676)	$(3,456,886)	(21,767)	$(30,950)
	(753,644)	$(8,069,463)	(3,449,328)	$(45,440,730)
Health Sciences Opportunities
Institutional
Shares sold	5,696,983	$387,551,846	7,335,504	$526,145,787
Shares issued in reinvestment of distributions	4,753,286	306,916,374	4,346,692	311,816,395
Shares redeemed	(18,658,732)	(1,249,591,851)	(19,519,518)	(1,397,601,173)
	(8,208,463)	$(555,123,631)	(7,837,322)	$(559,638,991)
Service
Shares sold	24,965	$1,540,777	30,670	$2,072,463
Shares issued in reinvestment of distributions	42,854	2,561,961	35,938	2,410,205
Shares redeemed	(120,292)	(7,436,108)	(105,871)	(7,186,693)
	(52,473)	$(3,333,370)	(39,263)	$(2,704,025)
Investor A
Shares sold and automatic conversion of shares	1,697,109	$106,326,425	2,404,374	$162,210,046
Shares issued in reinvestment of distributions	4,028,757	239,786,485	3,310,459	220,806,364
Shares redeemed	(9,170,620)	(568,035,683)	(8,638,584)	(575,328,436)
	(3,444,754)	$(221,922,773)	(2,923,751)	$(192,312,026)
Investor C
Shares sold	126,120	$6,149,662	230,855	$12,791,845
Shares issued in reinvestment of distributions	502,120	23,210,078	514,028	27,658,619
Shares redeemed and automatic conversion of shares	(1,837,186)	(89,030,179)	(2,209,489)	(119,236,399)
	(1,208,946)	$(59,670,439)	(1,464,606)	$(78,785,935)
Class K
Shares sold	1,633,737	$111,510,348	1,593,956	$115,627,270
Shares issued in reinvestment of distributions	722,785	46,921,187	547,643	39,303,488
Shares redeemed	(2,472,967)	(167,757,540)	(2,034,841)	(146,170,723)
	(116,445)	$(9,326,005)	106,758	$8,760,035
Class R
Shares sold	174,593	$10,468,580	247,765	$15,757,043
Shares issued in reinvestment of distributions	416,613	23,778,766	314,853	20,274,657
Shares redeemed	(790,211)	(47,133,326)	(657,216)	(42,309,475)
	(199,005)	$(12,885,980)	(94,598)	$(6,277,775)
	(13,230,086)	$(862,262,198)	(12,252,782)	$(830,958,717)
High Equity Income
Institutional
Shares sold	15,011,674	$444,727,573	18,635,786	$524,021,705
Shares issued in reinvestment of distributions	3,876,683	115,682,490	3,663,485	105,083,107
Shares redeemed	(14,653,908)	(434,106,613)	(25,716,293)	(718,766,553)
	4,234,449	$126,303,450	(3,417,022)	$(89,661,741)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
High Equity Income (continued)
Investor A
Shares sold and automatic conversion of shares	1,952,599	$48,294,546	1,530,371	$36,595,669
Shares issued in reinvestment of distributions	953,932	23,797,434	948,580	22,749,050
Shares redeemed	(2,744,010)	(67,972,049)	(2,703,518)	(64,288,164)
	162,521	$4,119,931	(224,567)	$(4,943,445)
Investor C
Shares sold	574,359	$8,855,088	526,434	$7,784,988
Shares issued in reinvestment of distributions	297,072	4,599,491	293,234	4,364,283
Shares redeemed and automatic conversions of shares	(828,698)	(12,770,124)	(817,683)	(12,073,385)
	42,733	$684,455	1,985	$75,886
Class K
Shares sold	939,786	$27,733,646	1,473,885	$41,664,605
Shares issued in reinvestment of distributions	405,783	12,076,600	597,649	17,164,290
Shares redeemed	(2,786,699)	(83,218,165)	(4,109,180)	(110,000,585)
	(1,441,130)	$(43,407,919)	(2,037,646)	$(51,171,690)
	2,998,573	$87,699,917	(5,677,250)	$(145,700,990)
Mid-Cap Growth Equity
Institutional
Shares sold	13,147,408	$541,120,758	15,032,152	$611,861,106
Shares issued in reinvestment of distributions	13,993,002	538,980,957	—	—
Shares redeemed	(50,546,994)	(2,026,241,370)	(63,014,035)	(2,576,136,207)
	(23,406,584)	$(946,139,655)	(47,981,883)	$(1,964,275,101)
Service
Shares sold	46,868	$1,667,381	127,661	$4,685,835
Shares issued in reinvestment of distributions	146,176	4,987,110	—	—
Shares redeemed	(844,719)	(31,634,690)	(635,513)	(23,434,344)
	(651,675)	$(24,980,199)	(507,852)	$(18,748,509)
Investor A
Shares sold and automatic conversion of shares	2,894,887	$95,855,745	3,606,779	$126,439,042
Shares issued in reinvestment of distributions	9,304,406	292,553,602	—	—
Shares redeemed	(12,326,922)	(404,255,939)	(11,454,473)	(398,340,114)
	(127,629)	$(15,846,592)	(7,847,694)	$(271,901,072)
Investor C
Shares sold	201,009	$4,354,781	242,076	$6,183,661
Shares issued in reinvestment of distributions	1,772,688	37,691,960	—	—
Shares redeemed and automatic conversion of shares	(3,063,625)	(67,406,007)	(2,201,784)	(56,464,433)
	(1,089,928)	$(25,359,266)	(1,959,708)	$(50,280,772)
Class K
Shares sold	7,246,767	$292,889,558	14,816,872	$610,234,528
Shares issued in reinvestment of distributions	9,449,709	368,458,822	—	—
Shares redeemed	(48,698,390)	(2,021,202,109)	(54,628,834)	(2,269,019,642)
	(32,001,914)	$(1,359,853,729)	(39,811,962)	$(1,658,785,114)
762026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Mid-Cap Growth Equity (continued)
Class R
Shares sold	283,157	$8,933,167	368,272	$12,381,997
Shares issued in reinvestment of distributions	403,714	12,332,505	—	—
Shares redeemed	(1,112,136)	(37,210,731)	(897,697)	(30,664,264)
	(425,265)	$(15,945,059)	(529,425)	$(18,282,267)
	(57,702,995)	$(2,388,124,500)	(98,638,524)	$(3,982,272,835)
Technology Opportunities
Institutional
Shares sold	7,376,770	$599,731,457	10,676,855	$750,964,446
Shares issued in reinvestment of distributions	4,735,855	373,177,217	1,523,620	112,641,239
Shares redeemed	(14,350,986)	(1,172,554,675)	(12,300,761)	(862,120,690)
	(2,238,361)	$(199,646,001)	(100,286)	$1,484,995
Service
Shares sold	125,981	$9,476,351	257,946	$17,247,737
Shares issued in reinvestment of distributions	95,376	6,889,821	33,359	2,280,726
Shares redeemed	(283,864)	(20,738,222)	(316,600)	(20,353,931)
	(62,507)	$(4,372,050)	(25,295)	$(825,468)
Investor A
Shares sold and automatic conversion of shares	4,418,279	$326,980,798	5,044,809	$324,334,699
Shares issued in reinvestment of distributions	4,207,229	295,432,257	1,325,531	88,320,110
Shares redeemed	(6,831,640)	(496,527,685)	(7,322,687)	(466,015,973)
	1,793,868	$125,885,370	(952,347)	$(53,361,164)
Investor C
Shares sold	599,060	$32,850,400	676,637	$33,933,803
Shares issued in reinvestment of distributions	946,860	50,049,436	312,597	16,233,137
Shares redeemed and automatic conversion of shares	(1,934,704)	(107,069,427)	(1,579,819)	(79,231,894)
	(388,784)	$(24,169,591)	(590,585)	$(29,064,954)
Class K
Shares sold	1,209,603	$99,392,657	4,192,619	$299,508,059
Shares issued in reinvestment of distributions	744,659	58,869,418	177,138	13,138,324
Shares redeemed	(2,933,559)	(252,818,524)	(1,514,409)	(107,269,314)
	(979,297)	$(94,556,449)	2,855,348	$205,377,069
Class R
Shares sold	224,770	$16,782,096	266,788	$17,130,381
Shares issued in reinvestment of distributions	101,438	7,093,452	31,897	2,120,805
Shares redeemed	(279,452)	(20,526,116)	(282,790)	(17,865,794)
	46,756	$3,349,432	15,895	$1,385,392
	(1,828,325)	$(193,509,289)	1,202,730	$124,995,870
As of May 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Share Class	High Equity Income	Technology Opportunities
Class K	11,882	8,673
Notes to Financial Statements

Notes to Financial Statements  (continued)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
782026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of BlackRock Capital Appreciation Fund, Inc. and the Shareholders of BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Technology Opportunities Fund, and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Capital Appreciation Fund, Inc., and BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Technology Opportunities Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
Capital Appreciation	$ 11,952,454
Energy Opportunities	10,133,548
Health Sciences Opportunities	81,309,873
High Equity Income	18,834,844
Mid-Cap Growth Equity	11,151,316
Technology Opportunities	17,145,127
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
High Equity Income	$ 1,055,472
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Capital Appreciation	$ 629,822,008
Health Sciences Opportunities	696,363,130
Mid-Cap Growth Equity	1,245,630,920
Technology Opportunities	724,014,756
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
Energy Opportunities	$ 44,225
Health Sciences Opportunities	255,914
High Equity Income	1,187,667
Technology Opportunities	288,464
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Energy Opportunities	82.83%
Health Sciences Opportunities	100.00
High Equity Income	10.64
Mid-Cap Growth Equity	5.79
Technology Opportunities	10.74
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
Energy Opportunities	$ 87,391
Health Sciences Opportunities	501,874
High Equity Income	2,298,003
Technology Opportunities	467,892
802026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Energy Opportunities	$ 87,794	$ —
Health Sciences Opportunities	508,026	—
High Equity Income	2,357,886	—
Mid-Cap Growth Equity	—	266,999,924
Technology Opportunities	572,658	5,057,632
Important Tax Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Capital Appreciation Fund, Inc. and the Trust is paid by BlackRock Capital Appreciation Fund, Inc. and the Trust on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
822026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser(a)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
(a) BlackRock Energy Opportunities Fund.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Corporation/Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
The Board of Trustees of BlackRock FundsSM (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Energy Opportunities Fund (the “Energy Opportunities Fund”), BlackRock Health Sciences Opportunities Portfolio (the “Health Sciences Opportunities Portfolio”), BlackRock High Equity Income Fund (the “High Equity Income Fund”), BlackRock Mid-Cap Growth Equity Portfolio (the “Mid-Cap Growth Equity Portfolio”), and BlackRock Technology Opportunities Fund (the “Technology Opportunities Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Trust Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Energy Opportunities Fund.
The Board of Directors of BlackRock Capital Appreciation Fund, Inc. (the “Corporation” or “Capital Appreciation Fund”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation and the Manager, the Fund’s investment advisor.
The Energy Opportunities Fund, Health Sciences Opportunities Portfolio, High Equity Income Fund, Mid-Cap Growth Equity Portfolio, Technology Opportunities Fund, and Capital Appreciation Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement, the Trust Sub-Advisory Agreement, and the Corporation Advisory Agreement are referred to herein individually, as an “Agreement” and collectively, as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and together as the “Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May 19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the relevant Agreement(s) for the applicable Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the applicable Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to the Boards in response to specific questions and requests from the Boards. Among the matters the Boards considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by each Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the applicable Agreement(s). The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Funds as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the applicable Agreement(s) and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and each Fund’s operations.
842026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
At the April Meeting, each Board reviewed materials relating to its consideration of the applicable Agreement(s) and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded, with respect to the applicable Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to their Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Boards engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.
The Boards noted that the engagement of the Sub-Advisor with respect to the Energy Opportunities Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Boards considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with the Funds’ performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to their Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the applicable Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the applicable Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
The Board of the Trust noted that for each of the one-, three- and five-year periods reported, the Energy Opportunities Fund ranked in the second quartile against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Health Sciences Opportunities Portfolio ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the High Equity Income Fund ranked in the first, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Mid-Cap Growth Equity Portfolio ranked in the fourth, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Technology Opportunities Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board of the Corporation noted that for the one-, three- and five-year periods reported, the Capital Appreciation Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rates represent a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rates, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rates give effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Trust noted that the Energy Opportunities Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Health Sciences Opportunities Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board of the Trust noted that the High Equity Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes
862026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Mid-Cap Growth Equity Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Technology Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2026.
The Board of the Corporation noted that the Capital Appreciation Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the applicable Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of the Energy Opportunities Fund, Health Sciences Opportunities Portfolio, High Equity Income Fund, Mid-Cap Growth Equity Portfolio, and Technology Opportunities Fund, for a one-year term ending June 30, 2027, and the Trust Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Energy Opportunities Fund, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of the Capital Appreciation Fund, for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as applicable, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
882026 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2026